                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 39                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 39                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2007

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date), pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on August 1, 2007 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

August 1, 2007

AMERICAN CENTURY
INVESTMENTS
PROSPECTUS

EQUITY INCOME FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

AN OVERVIEW OF THE FUND........................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING DIRECTLY WITH AMERICAN CENTURY.......................................X

INVESTING THROUGH A FINANCIAL INTERMEDIARY.....................................X

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT..................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

     *    THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio  managers look for equity securities of companies with a favorable income-paying history and with the potential for an increase in share price.

The fund's principal risks include

o    DISCONTINUANCE  OF DIVIDEND  PAYMENTS - If the stocks purchased by the fund do not  continue  dividend  payments,  the value of the  fund's  shares may decline, even if stock prices generally are rising.

o    STYLE  RISK - If  the  market  does  not  consider  the  individual  stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

o    CONVERTIBLE  SECURITIES RISK - The fund invests in convertible  securities, which may be  affected  by changes  in  interest  rates,  the credit of the issuer and the value of the underlying  common stock. In addition,  because these  securities are  convertible  into common stock,  they are subject to general stock market risk, though to a lesser degree.

o    FOREIGN SECURITIES - The fund may invest in foreign  securities,  which can be riskier than investing in U.S. securities.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRINCIPAL  LOSS - At any given time your  shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

          *    AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Annual Total Returns

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical returns from year to year. Account fees and sales charges, if applicable,  are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's other classes will differ from those shown in the chart,  depending  on the  expenses of those classes.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30,  2007,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS _____%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Equity Income                       14.19% (4Q 1998)           -10.74% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated three different ways.  Additional  tables show the average  annual total returns of the fund's other share  classes  calculated before the impact of taxes.  Returns  assume the  deduction  of all sales loads, charges and other fees associated with a particular  class.  Your actual returns may vary depending on the circumstances of your investment.  Because the B Class is new, it is not  included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The S&P 500® is viewed as a broad measure of U.S. stock  performance.  The
Lipper  Equity  Income  Funds  Index is a  non-weighted  index of the 30 largest equity  income  mutual  funds.  The Russell  3000®  Value Index  measures  the performance  of the 3,000  largest  publicly  traded U.S.  companies  with lower price/book ratios.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------------------------
Return Before Taxes                                 19.45%     10.20%       12.30%

Return After Taxes on Distributions                 17.26%      8.66%        9.29%

Return After Taxes on Distributions                 13.84%      8.17%        8.91%
   and Sale of Fund Shares

Lipper Equity Income Funds Index                    18.40%      8.28%        8.43%
   (reflects no deduction for taxes)

S&P 500® Index                                      15.79%      6.19%        8.42%
   (reflects no deduction for fees,
    expenses or taxes)

Russell 3000® Value Index                           22.34%     11.20%       11.11%
   (reflects no deduction for fees,
    expenses or taxes)
------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
                                                                           LIFE
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR     5 YEARS     OF CLASS(1)
--------------------------------------------------------------------------------------
Return Before Taxes                                 19.82%     10.44%       10.80%

Lipper Equity Income Funds Index                    18.40%      8.28%        5.65%(2)
   (reflects no deduction for taxes)

S&P 500® Index                                      15.79%      6.19%        4.04%(2)
   (reflects no deduction for fees,
    expenses or taxes)

Russell 3000® Value Index                           22.34%     11.20%        7.71%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE  FOR THE  INSTITUTIONAL  CLASS IS JULY 8,  1998.  ONLY
     CLASSES  WITH  PERFORMANCE  HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

(2)  SINCE JULY 9, 1998,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

C CLASS
                                                                            LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR     5 YEARS      CLASS(1)
--------------------------------------------------------------------------------------
Return Before Taxes                                 18.41%      9.16%        9.28%

Lipper Equity Income Funds Index                    18.40%      8.28%        7.07%(2)
   (reflects no deduction for taxes)

S&P 500® Index                                      15.79%      6.19%        4.79%(2)
   (reflects no deduction for fees,
    expenses or taxes)

Russell 3000® Value Index                           22.34%     11.20%        9.53%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE FOR THE C CLASS IS JULY 13,  2001.  ONLY  CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE JULY 12, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

R CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006           1 YEAR        CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                     18.89%        12.97%

Lipper Equity Income Funds Index                        18.40%        14.83%(2)
   (reflects no deduction for taxes)

S&P 500® Index                                          15.79%        12.82%(2)
   (reflects no deduction for fees,
    expenses or taxes)

Russell 3000® Value Index                               22.34%        17.89%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE FOR THE R CLASS IS AUGUST 29, 2003.  ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

ADVISOR CLASS
                                                                            LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR      5 YEARS    CLASS(1)
--------------------------------------------------------------------------------------
Return Before Taxes                                 19.30%      9.95%      11.88%

Lipper Equity Income Funds Index                    18.40%      8.28%       7.94%(2)
   (reflects no deduction for taxes)

S&P 500® Index                                      15.79%      6.19%       7.72%(2)
   (reflects no deduction for fees,
    expenses or taxes)

Russell 3000® Value Index                           22.34%     11.20%      10.55%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE FOR THE A CLASS IS MARCH 7, 1997.  ONLY  CLASSES  WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE MARCH 6, 1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For    current    performance    information,    please   call   us   or   visit
americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to  redeem  your  shares  (other  than a $10 fee to  redeem by wire and the deferred sales charge associated with B and C Class shares)

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------------
                                            INVESTOR  INSTITUTIONAL    B          C         R        ADVISOR
                                            CLASS     CLASS            CLASS      CLASS     CLASS    CLASS
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                 None      None             None       None      None     None
Imposed on Purchases
   (as a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales                      None      None             5.00%(1)   1.00%(2)  None     None
Charge (Load)
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original offering
   price or redemption proceeds for
   A and C Class shares)
--------------------------------------------------------------------------------------------------------------
Maximum Account                             $25(3)    None             None       None      None     None
Maintenance Fee
--------------------------------------------------------------------------------------------------------------

(1)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(2)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(3)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           MANAGEMENT       DISTRIBUTION AND          OTHER         TOTAL ANNUAL FUND
                           FEE(1)           SERVICE (12B-1) FEES(2)   EXPENSES(3)   OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------
Investor Class             0.97%            None                      0.00%         0.97%
-------------------------------------------------------------------------------------------------------

Institutional Class        0.77%            None                      0.00%         0.77%
-------------------------------------------------------------------------------------------------------
B Class                    0.97%            1.00%                     0.00%         1.97%
-------------------------------------------------------------------------------------------------------
C Class                    0.97%            1.00%                     0.00%         1.97%
-------------------------------------------------------------------------------------------------------
R Class                    0.97%            0.50%                     0.00%         1.47%
-------------------------------------------------------------------------------------------------------
Advisor Class              0.72%            0.50%                     0.00%         1.22%
-------------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION  AND  OTHER  SHAREHOLDER   SERVICES.   IN
     ADDITION,  HALF OF THE  ADVISOR  CLASS  12B-1 FEE  (0.25%)  IS FOR  ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES.  FOR MORE  INFORMATION,  SEE Multiple
     Class Information AND Service,  Distribution and Administrative  Fees, PAGE
     X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS  AND THEIR  LEGAL  COUNSEL,  INTEREST,  AND FEES AND
     EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT  OF  INVESTMENT  IN
     SHARES OF ONE OR MORE MUTUAL FUNDS,  HEDGE FUNDS,  PRIVATE  EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Investor Class                $99           $308          $535          $1,185
--------------------------------------------------------------------------------
Institutional Class           $79           $246          $427          $951
--------------------------------------------------------------------------------
B Class                       $599          $914          $1,154        $2,084
--------------------------------------------------------------------------------
C Class                       $199          $614          $1,054        $2,274
--------------------------------------------------------------------------------
R Class                       $149          $463          $798          $1,745
--------------------------------------------------------------------------------
Advisor Class                 $124          $386          $667          $1,469
--------------------------------------------------------------------------------

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                              1 YEAR        3 YEARS      5 YEARS        10 YEARS
 -------------------------------------------------------------------------------
 Investor Class               $99           $308         $535           $1,185
--------------------------------------------------------------------------------
 Institutional Class          $79           $246         $427           $951
--------------------------------------------------------------------------------
 B Class                      $199          $614         $1,054         $2,084
--------------------------------------------------------------------------------
 C Class                      $199          $614         $1,054         $2,274
--------------------------------------------------------------------------------
 R Class                      $149          $463         $798           $1,745
--------------------------------------------------------------------------------
 Advisor Class                $124          $386         $667           $1,469
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to provide  current income.  Capital  appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The portfolio managers look for EQUITY SECURITIES with a favorable income-paying history that have  prospects  for income  payments to continue or increase.  The portfolio  managers  also look for  equity  securities  of  companies  that they believe are  undervalued  and have the potential  for an increase in price.  The fund seeks to receive  dividend  payments  that provide a yield that exceeds the yield of the stocks comprising the S&P 500® Index.

          *    EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
               EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  CONVERTIBLE  SECURITIES,
               STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies'  historical  ranges. The portfolio managers also look for companies whose dividend payments appear high when compared to the stock price.

The  portfolio  managers  may sell  stocks  from the  fund's  portfolio  if they believe:

o    a stock no longer meets their dividend payment or valuation criteria;

o    a stock's risk parameters outweigh its return opportunity;

o    more attractive alternatives are identified; or

o    specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  85% of the  fund's  assets invested in  income-paying  securities  and at least 80% of its assets in equity securities at all times regardless of the movement of stock prices generally.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional  information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash,  cash-equivalent  securities,  or short-term  debt  securities.  To the extent  the fund  assumes a  defensive  position,  it will not be  pursuing  its objective  of capital  growth.  The fund  generally  limits its purchase of debt securities to investment-grade  obligations,  except for convertible securities, which may be rated below investment grade.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

If the  individual  stocks  purchased  by the  fund  do  not  continue  dividend payments,  or if their  stock price does not  increase,  the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The  value of the  fund's  assets  invested  in  bonds  and  other  fixed-income securities will go up and down as prevailing  interest rates change.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.

Convertible  securities  include bonds,  debentures,  notes,  preferred stock or other  securities of an issuer that are  convertible  at a stated  exchange rate into the common stock of the issuer. Though the value of convertible  securities is primarily affected by the change in the value of the underlying common stock, as with  most  debt  securities,  the  value of  convertible  securities  may be affected by rising or falling  interest  rates and the continued  ability of the issuers of these  securities  to make payments of interest and principal as they become due.  Generally,  when interest  rates rise, the value of a debt security will decline. Because of the conversion feature, convertible securities normally offer lower  interest or dividend  yields  than  non-convertible  securities  of similar  quality.  In addition,  since a portion of the convertible  securities'
value  is  often  based  on the  value of the  underlying  common  stock  making convertible  securities subject to general stock market risk, though to a lesser degree.  Convertible  securities may be callable by the issuer, which means that the  issuer  may force the  conversion  of the  securities  at a time when it is disadvantageous to do so.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in securities of foreign companies. Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. securities.

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given  time  your  shares  may be worth  less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the daily net assets of each class of shares of the fund.  The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the  advisor  pays all  expenses of managing  and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors  (including legal counsel fees), and extraordinary expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is  determined by applying a formula that takes into account all of the advisor's assets under management in the fund's  investment  strategy
(strategy  assets).  Strategy  assets  include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised  funds and separate  accounts)  that use very similar investment teams and strategies.  The use of strategy  assets,  rather than fund assets,  in  calculating  the fund's  fee rate  could  allow the fund to realize scheduled  cost savings more  quickly.  However,  it is possible that the fund's strategy  assets will not include  assets of other  client  accounts or that any such assets may not be sufficient to result in a lower fee rate.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE            INVESTOR    INSTITUTIONAL    B        C        R        ADVISOR
FISCAL YEAR ENDED MARCH 31, 2007      CLASS       CLASS            CLASS    CLASS    CLASS    CLASS
------------------------------------------------------------------------------------------------------
Equity Income                         0.97%       0.77%            N/A(1)   0.97%    0.97%      0.72%
------------------------------------------------------------------------------------------------------

(1)  THE B  CLASS  HAD  NOT  COMMENCED  OPERATION  AS OF  MARCH  31,  2007.  THE
     MANAGEMENT  FEE FOR THE B CLASS WILL BE 1.00% OF THE FIRST  $2..5  BILLION,
     0.95% OF THE NEXT $2..5 BILLION,  0.90% OF THE NEXT $5.0 BILLION,  0.85% OF
     THE NEXT $5.0 BILLION, 0.80% OVER $15.0 BILLION.

A discussion  regarding  the basis for the Board of  Directors'  approval of the fund's investment  advisory contract with the advisor is available in the fund's report to shareholders dated x.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio  managers and analysts to manage funds.  The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team  members  buy and  sell  securities  for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment  Officer - Value and Senior Vice President,  has
been a member of the team that  manages the fund since its  inception.  Prior to joining American Century in September 1993 as a portfolio  manager,  he spent 11 years at Boatmen's  Trust Company in St. Louis and served as vice  president and portfolio manager  responsible for institutional  value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.  He is a
CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since  October  1996.  He initially  joined  American
Century in August 1993 and rejoined  October 1996 as an investment  analyst.  He became a  portfolio  manager in February  1999.  He has a  bachelor's  degree in finance  from  Southern  Illinois  University  and an MBA in  finance  from  the
University of Missouri - Columbia. He is a CFA charterholder.

KEVIN TONEY

Mr.  Toney,  Portfolio  Manager,  has been a member of the team that manages the fund since August 2003. He joined American Century in July 1999 as an investment analyst and became a portfolio  manager in February  2006.  He has a  bachelor's degree from the University of Virginia and an MBA from The Wharton School at the
University of Pennsylvania. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          *    PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,  ROTH,  ROLLOVER,  SEP-,
               SARSEP- AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF    YOU    HAVE    ONLY    BUSINESS,    BUSINESS    RETIREMENT,
               EMPLOYER-SPONSORED  OR AMERICAN CENTURY BROKERAGE  ACCOUNTS,  YOU
               ARE  CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200  --  Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's C, R and Advisor Classes are intended for purchase by participants in employer-sponsored  retirement plans. Additionally,  the fund's B, C and Advisor
Classes  are  intended  for  persons   purchasing   shares   through   FINANCIAL
INTERMEDIARIES  that provide various  administrative and distribution  services.
For more information regarding employer-sponsored  retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

          *    FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

B CLASS(1)
-------------------------------------------------------------------
No initial sales charge
-------------------------------------------------------------------
Contingent deferred sales charge
on redemptions within six years
-------------------------------------------------------------------
12b-1 fee of 1.00%
-------------------------------------------------------------------
Convert to A Class shares
eight years after purchase (2)
-------------------------------------------------------------------
Aggregate purchases limited to amounts
less than $100,000; generally offered
through financial intermediaries(3)
-------------------------------------------------------------------

C CLASS (1)                                   R CLASS(1) AND ADVISOR CLASS
--------------------------------------------------------------------------------------
No initial sales charge                       No initial sales charge
--------------------------------------------------------------------------------------
Contingent deferred sales charge on           No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------------
12b-1 fee of 1.00%                            12b-1 fee of 0.50%(4)
--------------------------------------------------------------------------------------
No conversion feature                         No conversion feature
--------------------------------------------------------------------------------------
Aggregate purchases limited to amounts        Generally offered through
less than $1,000,000; generally more          employer-sponsored retirement plans and
appropriate for short-term investors          other fee-based arrangements(5)
--------------------------------------------------------------------------------------

(1)  WE ANTICIPATE  THAT B CLASS SHARES WILL BE AVAILABLE ON OR AFTER  SEPTEMBER
     28, 2007.

(2)  THOUGH NO A CLASS IS CURRENTLY  AVAILABLE,  WE  ANTICIPATE  THAT AN A CLASS
     WILL BE MADE AVAILABLE AT OR PRIOR TO THE B CLASS INCEPTION.

(3)  INVESTORS IN SIMPLE IRA PLANS,  SEP IRA PLANS AND SARSEP PLANS  ESTABLISHED
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL  PURCHASES.  THIS CLASS IS NOT
     AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  WHILE THE R CLASS AND  ADVISOR  CLASS HAVE THE SAME 12B-1 FEE,  THEIR Total
     Annual Fund  Operating  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE X FOR MORE DETAILS.

(5)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL INTERMEDIARIES
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the description of B or C Class shares,  a hyperlink will take you directly to this disclosure.

B Class

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                     CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                              5.00%
--------------------------------------------------------------------------------
2nd year                              4.00%
--------------------------------------------------------------------------------
3rd year                              3.00%
--------------------------------------------------------------------------------
4th year                              3.00%
--------------------------------------------------------------------------------
5th year                              2.00%
--------------------------------------------------------------------------------
6th year                              1.00%
--------------------------------------------------------------------------------
After 6th year                        None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary  of the  purchase  date.  Though no A Class of the fund is currently available,  we anticipate  that an A Class will be made available at or prior to the B Class inception.

C Class

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59(1)/2 for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70(1)/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption  of any B Class  shares,  you may reinvest all of the redemption  proceeds in A Class shares of any American  Century Advisor Fund at the then-current net asset value without paying an initial sales charge.  You or your financial  professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.  This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you  exchange,  regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact your financial  intermediary or plan sponsor for a complete  description of its  policies.  Copies of the fund's  annual  report,  semiannual  report and
statement  of  additional   information   are  available   from  your  financial
intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise  specified below, the minimum initial investment amount to open an account is $2,500.  Financial  intermediaries  may open an account with $250, but may  require  their  clients  to meet  different  investment  minimums.  See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

-----------------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts and/or fee-based accounts      No minimum
-----------------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                                   $2,000(1)
-----------------------------------------------------------------------------------------
Employer-sponsored retirement plans                                          No minimum
-----------------------------------------------------------------------------------------

(1)  THE  MINIMUM  INITIAL  INVESTMENT  FOR  FINANCIAL  INTERMEDIARIES  IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional  investments directly with American
Century.  However,  there  is  no  subsequent  purchase  minimum  for  financial
intermediaries   or   employer-sponsored   retirement   plans,   but   financial
intermediaries may require their clients to meet different  subsequent  purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B or C Class shares,  you may pay a sales  charge,  depending on how long you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          *    A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account  balance falls below the minimum initial  investment  amount for any  reason  other  than as a result of  market  fluctuation,  American  Century reserves  the right to redeem the shares in the account and send the proceeds to your  address of record.  Prior to doing so, we will  notify you and give you 90 days to meet the  minimum.  Please  note that you may incur tax  liability  as a result of the redemption.  For Institutional  Class shares, we reserve the right to convert your shares to Investor  Class shares of the same fund.  The Investor
Class  shares  have a  unified  management  fee  that is 0.20%  higher  than the
Institutional Class. B and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable period.  Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o    You have  chosen to  conduct  business  in  writing  only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as Ofair  valuingO  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    if, after the close of the foreign  exchange on which a portfolio  security is  principally  traded,  but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          *    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored  retirement  plan,  income and  capital  gains  distributions usually  will not be subject to current  taxation  but will  accumulate  in your account under the plan on a tax-deferred basis.  Likewise,  moving from one fund to another fund within a plan or tax-deferred  account  generally will not cause you to be taxed. For information  about the tax consequences of making purchases or  withdrawals  through  a  tax-deferred  account,  please  consult  your  plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          *    QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
               THE  STOCK  OF A  DOMESTIC  OR  QUALIFYING  FOREIGN  CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED  HOLDING
               PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                     TAX RATE FOR 10%      TAX RATE FOR
 TYPE OF DISTRIBUTION                AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary income       Ordinary income

--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)          5%                    15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  six  classes of shares of the fund:  Investor  Class,
Institutional Class, B Class, C Class, R Class and Advisor Class. Though B Class
shares are not currently  available,  we anticipate  that B Class shares will be available on or after September 28, 2007.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class,  except the Investor  Class and  Institutional  Class, offered by this  prospectus  has a 12b-1 plan. The plans provide for the fund to pay annual fees of 1.00% for B and C Class, and 0.50% for Advisor and R Class to
the distributor for certain ongoing shareholder and administrative  services and for  distribution  services,  including past  distribution  services.  Under the
Advisor Class Plan, the fund's Advisor Class pays the  distributor an annual fee of 0.50% of Advisor Class average net assets,  half for certain  shareholder and administrative  services  and half for  distribution  services,  including  past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees are used to pay for services that are not related to prospective  sales of the fund, each class will continue to make payments under its plan even if it is closed to new  investors.  Because  these  fees are paid out of the  fund's  assets  on an ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales  charges.  For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five  fiscal  years (or a shorter  period if the share  class is not five  years old). Because the B Class is new, it is not included.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP.
The fund's  Report of  Independent  Registered  Public  Accounting  Firm and the
financial  statements  are  included  in the  fund's  annual  report,  which  is available upon request.

EQUITY INCOME FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

EQUITY INCOME FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

EQUITY INCOME FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

[Will insert 3/31/07 audited information]

EQUITY INCOME FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

[Will insert 3/31/07 audited information]

EQUITY INCOME FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

NOTES

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed  legal  description  of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus,  even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE               FUND CODE           TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
Equity Income Fund

   Investor Class              038                TWEIX        EqInc
--------------------------------------------------------------------------------
   Institutional Class         338                ACIIX        EqInc
--------------------------------------------------------------------------------
   B Class                                                     EqInc
--------------------------------------------------------------------------------
   C Class                     438                AEYIX        EqInc
--------------------------------------------------------------------------------
   R Class                     238                AEURX        EqInc
--------------------------------------------------------------------------------
   Advisor Class               738                TWEAX        EqInc
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                        Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors          Financial Professionals, Insurance Companies
P.O. Box 419200                         P.O. Box 419786
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575          1-800-345-6488

0708

SH-PRS-54941

August 1, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

EQUITY INDEX FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

INVESTING DIRECTLY WITH AMERICAN CENTURY......................................X

INVESTING THROUGH A FINANCIAL INTERMEDIARY....................................X

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT.................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

                  THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
                  DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER
                  HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment  characteristics and results of the S&P  500®  Composite  Price Index  (S&P  500®
Index). The portfolio managers buy and sell stocks and other securities in order
to  build  an  investment   portfolio   that  seeks  to  match  the   investment
characteristics of the S&P 500 Index. To build this portfolio, the portfolio managers  must invest 80% of the fund's  assets in the stocks  contained  in the
S&P 500 Index in accordance with their weightings in the index.

The fund's  ability to match the  performance  of the  S&P  500 Index may be affected  by many  factors.  The  portfolio  managers  will use cash  flows from purchase  and  redemption  activity to  maintain,  to the extent  feasible,  the similarity  of the fund's  portfolio to the  investment  characteristics  of the
S&P 500 Index.

The fund's principal risks include

o    NONDIVERSIFICATION  - The fund is classified as NONDIVERSIFIED.  Though the fund  intends to be  diversified  to the same  extent as the S&P 500 Index, because of the  composition  of the S&P 500 Index,  it is  possible  that a relatively  high  percentage  of  the  fund's  assets  may be  invested  in companies in the same industry or economic  sector.  As a result,  the fund may be  subject  to  greater  risks  and  market  fluctuations  than  funds investing in a broader range of industries.

               A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
               ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRINCIPAL  LOSS - At any given time your  shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
          OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION  (FDIC) OR
          ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Annual Total Returns

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those  shown.  The  returns of the fund's  other class of shares will differ from those shown in the chart, depending on the expenses of that class.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30,  2007,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS _____%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                   HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Equity Index                       15.04% (2Q 2003)           -17.19% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways. An additional table shows the average  annual  total  returns of the fund's  other share class  calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor  Class shares.  After-tax  returns for other share  classes  will  vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS
                                                                           LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR     5 YEARS     CLASS(1)
------------------------------------------------------------------------------------
Return Before Taxes                                 15.40%     5.70%       2.87%

Return After Taxes on Distributions                 15.14%     5.43%       2.55%

Return After Taxes on Distributions
   and Sale of Fund Shares                          10.32%     4.82%       2.31%

S&P 500® Index                                    15.79%     6.19%      (3.37)%(2)
   (reflects no deduction for fees,
    expenses or taxes)
-----------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS FEBRUARY 26, 1999.

(2)  SINCE  FEBRUARY 28, 1999,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS
                                                                            LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR     5 YEARS      CLASS(1)
------------------------------------------------------------------------------------
Return Before Taxes                                 15.40%     5.87%       3.08%

S&P 500® Index                                    15.79%     6.19%     (3.37)%(2)
   (reflects no deduction for fees,
    expenses or taxes)
------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS FEBRUARY 26, 1999.

(2)  SINCE  FEBRUARY 28, 1999,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us or visit americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT   DISTRIBUTION AND        OTHER         TOTAL ANNUAL FUND
                        FEE(1)       SERVICE (12B-1) FEES    EXPENSES(2)   OPERATING EXPENSES
----------------------------------------------------------------------------------------------
Investor Class          0.49%        None                    0.00%         0.49%
----------------------------------------------------------------------------------------------
Institutional Class     0.29%        None                    0.00%         0.29%
----------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS  AND THEIR  LEGAL  COUNSEL,  INTEREST,  AND FEES AND
     EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT  OF  INVESTMENT  IN
     SHARES OF ONE OR MORE MUTUAL FUNDS,  HEDGE FUNDS,  PRIVATE  EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR       3 YEARS      5 YEARS       10 YEARS
------------------------------------------------------------------------------
Investor Class                $50           $157         $274          $615

------------------------------------------------------------------------------
Institutional Class           $30           $93          $163          $368
------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity  Index  seeks  to  match,   as  closely  as  possible,   the   investment
characteristics  and  results of the  S&P  500®  Composite  Price  Index
(S&P 500®  Index).  The portfolio managers buy and sell stocks and other securities  in order to build an  investment  portfolio  that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio,  the portfolio managers must invest at least
80% of the fund's  assets in the stocks  contained  in the  S&P 500 Index in accordance  with their  weightings in the index,  beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks  that  comprise  the  S&P  500 Index and,  in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an  unmanaged  index  composed of 500  selected  common stocks, most of which are listed on the New York Stock Exchange.  Standard &
Poor's, a division of The McGraw-Hill Companies,  Inc., chooses the stocks to be included in the S&P 500 Index.  The  weightings of stocks in the S&P 500
Index are based on each  stock's  total  MARKET  CAPITALIZATION  relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest  companies  will comprise a large  proportion of the S&P
500 Index.

               MARKET  CAPITALIZATION IS THE VALUE OF A COMPANY AS DETERMINED BY
               MULTIPLYING THE NUMBER OF SHARES OF ITS STOCK  OUTSTANDING BY ITS
               CURRENT MARKET PRICE PER SHARE.

The  portfolio  managers do not attempt to time the  market.  When the  managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in
nonleveraged  futures  contracts.   Futures  contracts,  a  type  of  derivative
security,  can help the fund's cash assets remain liquid while  performing  more like  stocks.  The fund has a policy  governing  futures  contracts  and similar derivative  securities to help manage the risk of these types of investments.  A complete  description of the derivatives  policy is included in the statement of additional information.

"Standard  &  Poor's®,"  "S&P  500®"  and  "S&P®"  are  trademarks  of The
McGraw-Hill Companies,  Inc. and have been licensed for use by American Century.
The fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and
Standard  &  Poor's  makes  no  representation  regarding  the  advisability  of investing  in the fund.  Inclusion  of a security in the S&P 500 Index in no way implies  an  opinion  by  Standard  &  Poor's  as to  its  attractiveness  as an investment.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

It is intended that the fund will be  diversified to the extent that the S&P 500
Index is  diversified.  Because of the  composition of the S&P 500 Index,  it is possible that a relatively  high percentage of the fund's assets may be invested in the  securities of a limited  number of issuers,  some of which may be in the same industry or economic sector. As a result,  the fund's portfolio may be more sensitive  to changes in the market  value of a single  issuer or industry  than other equity funds using different  investment styles.

The  portfolio  managers'  ability to match the  performance  of the S&P 500
Index may be affected by many factors,  such as changes in  securities  markets, the manner in which the return of the S&P 500 Index is calculated,  the size of the fund's portfolio,  the amount of cash held in the fund's  portfolio,  and the amount and timing of shareholder  purchases and  redemptions.  The portfolio managers will use cash flows from shareholder  purchase and redemption  activity to maintain,  to the extent  feasible,  the  similarity  of its portfolio to the securities comprising the S&P 500 Index.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the stocks  contained  in the S&P 500 Index,  the fund's gains may not be as big as, or its  losses  may be bigger  than,  other  equity  funds  using  different investment styles.

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given  time  your  shares  may be worth  less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The investment  advisor is American  Century  Investment  Management,  Inc. (the
advisor).  The  advisor  has  been  managing  mutual  funds  since  1958  and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.  The advisor has, in turn,  hired Northern  Trust  Investments,
N.A. (Northern Trust) to make the day-to-day  investment  decisions for the fund beginning on August 1, 2007.  Northern  Trust  performs this function  under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.  Northern  Trust is a wholly owned  subsidiary  of Northern  Trust
Company, an Illinois state chartered bank. Northern Trust Company, in turn, is a wholly  owned  subsidiary  of Northern  Trust  Corporation  (NTC),  a multi-bank holding  company  that  delivers  trust,  investment  and  banking  services  to
individuals,   corporations   and   institutions.   NTC  is  a  public   company
headquartered at 50 Lasalle Street,  Chicago,  Illinois 60603. During the period from the fund's inception to July 31, 2007, Barclays Global Fund Advisors (BGFA)
made the  day-to-day  investment  decisions for the fund.  BGFA  performed  this function under the supervision of American Century Investment  Management,  Inc.
and the fund's Board of  Directors.  BGFA is located at 45 Fremont  Street,  San
Francisco,  California 94105. It is a wholly owned subsidiary of Barclays Global
Investors,  N.A. (BGI), which in turn is an indirect subsidiary of Barclays Bank
PLC. BGI,  including its affiliates,  is one of the world's largest  managers of institutional investment assets.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the daily net assets of each class of shares of the fund.  The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the  advisor  pays all  expenses of managing  and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors  (including legal counsel fees), and extraordinary expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is  determined by applying a formula that takes into account all of the advisor's assets under management in the fund's  investment  strategy
(strategy  assets).  Strategy  assets  include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised  funds and separate  accounts)  that use very similar investment teams and strategies.  The use of strategy  assets,  rather than fund assets,  in  calculating  the fund's  fee rate  could  allow the fund to realize scheduled  cost  savings  more  quickly.  However,  the fund's  strategy  assets currently do not include assets of other client accounts.  In addition,  if such assets are  acquired in the future,  they may not be  sufficient  to result in a lower fee rate.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MARCH 31, 2007                   INVESTOR CLASS   INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
Equity Index                                             0.49%            0.29%
----------------------------------------------------------------------------------------

A discussion  regarding  the basis for the Board of  Directors'  approval of the fund's investment  advisory contract with the advisor is available in the fund's report to shareholders dated x.

THE FUND MANAGEMENT TEAM

The advisor provides  investment  advisory and management services for the fund.
American Century Investment Management, Inc. has, in turn, hired Northern Trust, to make  the  day-to-day  investment  decisions  for the  fund.  Northern  Trust performs this function under the supervision of the advisor and the fund's Board of Directors.

The portfolio managers on the investment team who are primarily  responsible for the  day-to-day  management of the fund are  identified  below.  Each  portfolio manager is responsible for various  functions  related to portfolio  management, including, but not limited to, investing cash inflows, coordinating with members of  their  team to focus  on  certain  asset  classes,  implementing  investment strategies,  researching  and reviewing  investment  strategies,  and overseeing
members   of  his  or  her   portfolio   management   team  with  more   limited
responsibilities,  but each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes.

[NEW PORTFOLIO MANAGER BIOGRAPHICAL INFORMATION TO COME]

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

                    PERSONAL  ACCOUNTS  INCLUDE   INDIVIDUAL   ACCOUNTS,   JOINT
                    ACCOUNTS,  UGMA/UTMA  ACCOUNTS,  PERSONAL TRUSTS,  COVERDELL
                    EDUCATION  SAVINGS  ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,
                    ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),  AND CERTAIN
                    OTHER  RETIREMENT  ACCOUNTS.  IF  YOU  HAVE  ONLY  BUSINESS,
                    BUSINESS RETIREMENT,  EMPLOYER-SPONSORED OR AMERICAN CENTURY
                    BROKERAGE  ACCOUNTS,  YOU ARE  CURRENTLY NOT SUBJECT TO THIS
                    FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 -- Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual report and statement of additional information are available from your financial intermediary or plan sponsor. For more information regarding  employer-sponsored retirement  plan  types,  please  see  BUYING  AND  SELLING  FUND  SHARES in the statement of additional information.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  financial  intermediary  for  their  sales  activities;  (2)
shareholder  services,  such  as  providing  individual  and  custom  investment advisory  services to clients of the financial  intermediary;  and (3) marketing and promotional  services,  including  business planning  assistance,  educating personnel about the fund, and  sponsorship of sales meetings,  which may include covering  costs of  providing  speakers,  meals  and  other  entertainment.  The
distributor   may  sponsor   seminars  and   conferences   designed  to  educate
intermediaries  about  the fund  and may  cover  the  expenses  associated  with attendance  at  such  meetings,  including  travel  costs.  These  payments  and activities  are intended to provide an incentive to  intermediaries  to sell the fund by  ensuring  that  they are  educated  about  the  fund,  and to help such intermediaries defray costs associated with offering the fund. The amount of any payments  described  by this  paragraph  is  determined  by the  advisor  or the distributor,  and all such amounts are paid out of the  available  assets of the advisor  and  distributor,  and not by you or the fund.  As a result,  the total expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services.  Those charges are retained by the financial  intermediary and are not shared with American Century or the fund.

The fund has authorized  certain  financial  intermediaries  to accept orders on each fund's behalf. American Century has selling agreements with these financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the  financial  intermediary  on a fund's  behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise  specified below, the minimum initial investment amount to open an account is $10,000.  Financial  intermediaries may open an account with $250, but may  require  their  clients  to meet  different  investment  minimums.  See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

----------------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts and/or fee-based accounts     No minimum
----------------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                                  $2,000(1)
----------------------------------------------------------------------------------------
Employer-sponsored retirement plans                                         No minimum
----------------------------------------------------------------------------------------

(1)  THE  MINIMUM  INITIAL  INVESTMENT  FOR  FINANCIAL  INTERMEDIARIES  IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional  investments directly with American
Century.  However,  there  is  no  subsequent  purchase  minimum  for  financial
intermediaries   or   employer-sponsored   retirement   plans,   but   financial
intermediaries may require their clients to meet different  subsequent  purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account  balance falls below the minimum initial  investment  amount for any  reason  other  than as a result of  market  fluctuation,  American  Century reserves  the right to redeem the shares in the account and send the proceeds to your  address of record.  Prior to doing so, we will  notify you and give you 90 days to meet the  minimum.  Please  note that you may incur tax  liability  as a result of the redemption.  For Institutional  Class shares, we reserve the right to convert your shares to Investor  Class shares of the same fund.  The Investor
Class  shares  have a  unified  management  fee  that is 0.20%  higher  than the
Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o    You have  chosen to  conduct  business  in  writing  only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as Ofair  valuingO  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    if, after the close of the foreign  exchange on which a portfolio  security is  principally  traded,  but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal  Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored  retirement  plan,  income and  capital  gains  distributions usually  will not be subject to current  taxation  but will  accumulate  in your account under the plan on a tax-deferred basis.  Likewise,  moving from one fund to another fund within a plan or tax-deferred  account  generally will not cause you to be taxed. For information  about the tax consequences of making purchases or  withdrawals  through  a  tax-deferred  account,  please  consult  your  plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
               THE  STOCK  OF A  DOMESTIC  OR  QUALIFYING  FOREIGN  CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED  HOLDING
               PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%     TAX RATE FOR
 TYPE OF DISTRIBUTION                   AND 15% BRACKETS     ALL OTHER BRACKETS
-------------------------------------------------------------------------------
Short-term capital gains                 Ordinary Income      Ordinary Income
-------------------------------------------------------------------------------
Long-term capital gains (> 1 year)       5%                   15%
and Qualified Dividend Income
-------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers two classes of shares of the fund:  Investor Class and
Institutional Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP.
The fund's  Report of  Independent  Registered  Public  Accounting  Firm and the
financial  statements  are  included  in the  fund's  annual  report,  which  is available upon request.

EQUITY INDEX FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

EQUITY INDEX FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed  legal  description  of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
FUND REFERENCE               FUND CODE         TICKER         NEWSPAPER LISTING
-------------------------------------------------------------------------------
Equity Index Fund
   Investor                  400               ACIVX          EqIndex
--------------------------------------------------------------------------------
   Institutional             500               ACQIX          EqIndex
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

americancentury.com

                                      Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors        Financial Professionals, Insurance Companies
P.O. Box 419200                       P.O. Box 419786
Kansas City, Missouri 64141-6200      Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575        1-800-345-6488

0708

SH-PRS-54942

August 1, 2007

AMERICAN CENTURY
INVESTMENTS

PROSPECTUS

REAL ESTATE FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

AN OVERVIEW OF THE FUND........................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING DIRECTLY WITH AMERICAN CENTURY.......................................X

INVESTING THROUGH A FINANCIAL INTERMEDIARY.....................................X

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT..................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

          *    THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total  investment  return  through a combination  of capital appreciation and current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests in equity  securities  issued by real estate  investment trusts and companies engaged in the real estate industry.  The portfolio  managers look for real estate  securities  they believe will provide  superior  returns to the fund,  focusing on companies  with the potential  for stock price  appreciation, plus sustainable growth of cash flow to investors.

The fund's principal risks include

o    REAL ESTATE INVESTING - An investment in the fund may be subject to many of the same risks as a direct  investment in real estate.  These risks include changes in economic conditions,  interest rates, property values,  property
     tax  increases,  overbuilding  and  increased  competition,   environmental
     contamination,  zoning and natural disasters.  This is due to the fact that the value of the fund's  investments  may be  affected  by the value of the real estate owned by the  companies in which it invests.  To the extent the fund invests in  companies  that make loans to real estate  companies,  the fund also may be subject to interest rate risk.

o    NONDIVERSIFICATION  - The fund is classified as NONDIVERSIFIED.  This gives the managers the  flexibility to hold large  positions in a small number of securities.  If so, a price change in any one of those  securities may have greater  impact  on the  fund's  share  price  than  would be the case in a diversified fund.

          *    A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
               ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

o    CONCENTRATION  - Because  the fund  concentrates  its  investments  in real
     estate  securities,   it  may  be  subject  to  greater  risks  and  market
     fluctuations than a portfolio investing in a broader range of industries.

o    FOREIGN SECURITIES - The fund may invest in foreign  securities,  which can be riskier than investing in U.S. securities.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given time your  shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

          *    AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Annual Total Returns

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.  The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30,  2007,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE  RETURN WAS _____%.  DURING A PORTION OF
     THE PERIOD ENDED OCTOBER 31, 1997, THE MANAGER  VOLUNTARILY AGREED TO WAIVE
     ITS MANAGEMENT FEE AND REIMBURSE  CERTAIN EXPENSES INCURRED BY THE INVESTOR
     CLASS. ALSO, PRIOR TO THE UNIFIED MANAGEMENT FEE STRUCTURE,  EFFECTIVE JULY
     13, 1997, THE CUSTODIAN  OFFSET PART OF ITS FEES FOR BALANCE  CREDITS GIVEN
     TO THE FUND. DURING THE PERIOD NOVEMBER 1, 1997,  THROUGH MARCH 31, 1998, A
     PORTION OF THE SUBADVISORY FEE, WHICH IS PAID FOR SUBADVISORY SERVICES, WAS
     WAIVED.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                       HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Real Estate                         14.55% (3Q 1997)          -13.35% (3Q 1998)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated three different ways.  Additional  tables show the average  annual total returns of the fund's other share  classes  calculated before the impact of taxes. Because the B, C and R Classes are new, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The MSCI US REIT Index is a market  capitalization-weighted,  total-return index
of  real  estate   investment   trusts  (REITs)  that  meet  certain   liquidity
requirements.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006       1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------------
Return Before Taxes                                 34.69%       24.46%      15.40%

Return After Taxes on Distributions                 30.37%       21.78%      13.07%

Return After Taxes on Distributions                 23.65%       20.23%      12.29%
   and Sale of Fund Shares

MSCI US REIT Index                                  35.92%       23.22%      14.35%
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
                                                                             LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006         1 YEAR     5 YEARS     CLASS(1)
--------------------------------------------------------------------------------------
Return Before Taxes                                   34.96%     24.69%      15.70%

MSCI US REIT Index                                    35.92%     23.22%      14.55%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE FOR THE  INSTITUTIONAL  CLASS IS JUNE 16,  1997.  ONLY
     CLASSES  WITH  PERFORMANCE  HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

(2)  SINCE JUNE 30, 1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

ADVISOR CLASS
                                                                             LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006         1 YEAR     5 YEARS     CLASS(1)
--------------------------------------------------------------------------------------
Return Before Taxes                                   34.27%     24.16%      19.31%

MSCI US REIT Index                                    35.92%     23.22%      17.55%(2)
   (reflects no deduction for fees,
    expenses or taxes)
--------------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE FOR THE A CLASS IS OCTOBER 6, 1998.  ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE  SEPTEMBER  30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For    current    performance    information,    please   call   us   or   visit
americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to  redeem  your  shares  (other  than a $10 fee to  redeem by wire and the deferred sales charge associated with B and C Class shares)

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------
                                          INVESTOR  INSTITUTIONAL   B          C         R         ADVISOR
                                          CLASS     CLASS           CLASS      CLASS     CLASS     CLASS
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)               None      None            None       None      None      None
Imposed on Purchases
   (as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales                    None      None            5.00%(1)   1.00%(2)  None      None
Charge (Load)
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original offering
   price or redemption proceeds for
   A and C Class shares)
-----------------------------------------------------------------------------------------------------------
Maximum Account                           $25(3)    None            None       None      None      None
Maintenance Fee
-----------------------------------------------------------------------------------------------------------

(1)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(2)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(3)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                             MANAGEMENT    DISTRIBUTION AND          OTHER           TOTAL ANNUAL FUND
                             FEE(1)        SERVICE (12B-1) FEES(2)   EXPENSES(3)     OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------
Investor Class               1.13%         None                      0.00%           1.13%
-------------------------------------------------------------------------------------------------------
Institutional Class          0.93%         None                      0.00%           0.93%
-------------------------------------------------------------------------------------------------------
B Class                      1.13%         1.00%                     0.00%           2.13%
-------------------------------------------------------------------------------------------------------
C Class                      1.13%         1.00%                     0.00%           2.13%
-------------------------------------------------------------------------------------------------------
R Class                      1.13%         0.50%                     0.00%           1.63%
-------------------------------------------------------------------------------------------------------
Advisor Class                0.88%         0.50%                     0.00%           1.38%
-------------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION  AND  OTHER  SHAREHOLDER   SERVICES.   IN
     ADDITION,  HALF OF THE  ADVISOR  CLASS  12B-1 FEE  (0.25%)  IS FOR  ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES.  FOR MORE  INFORMATION,  SEE Multiple
     Class Information AND Service,  Distribution and Administrative  Fees, PAGE
     X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS  AND THEIR  LEGAL  COUNSEL,  INTEREST,  AND FEES AND
     EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT  OF  INVESTMENT  IN
     SHARES OF ONE OR MORE MUTUAL FUNDS,  HEDGE FUNDS,  PRIVATE  EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year

o incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR        3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Investor Class            $115          $358            $620            $1,368
--------------------------------------------------------------------------------
Institutional Class       $95           $296            $513            $1,139
--------------------------------------------------------------------------------
B Class                   $615          $962            $1,235          $2,250
--------------------------------------------------------------------------------
C Class                   $215          $662            $1,135          $2,437
--------------------------------------------------------------------------------
R Class                   $165          $511            $881            $1,918
--------------------------------------------------------------------------------
Advisor Class             $140          $435            $751            $1,647
--------------------------------------------------------------------------------

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                            1 YEAR       3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class              $115         $358            $620           $1,368
--------------------------------------------------------------------------------
Institutional Class         $95          $296            $513           $1,139
--------------------------------------------------------------------------------
B Class                     $215         $662            $1,135         $2,250
--------------------------------------------------------------------------------
C Class                     $215         $662            $1,135         $2,437
--------------------------------------------------------------------------------
R Class                     $165         $511            $881           $1,918
--------------------------------------------------------------------------------
Advisor Class               $140         $435            $751           $1,647
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total  investment  return  through a combination  of capital appreciation and current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in EQUITY  SECURITIES issued by REAL
ESTATE  INVESTMENT  TRUSTS  (REITS)  and  companies  engaged in the real  estate industry. A company is considered to be a real estate company if, in the opinion of the  portfolio  managers,  at least 50% of its  revenues or 50% of the market value of its assets at the time its  securities  are  purchased  by the fund are attributed to the  ownership,  construction,  management or sale of real estate.
The portfolio managers look for real estate securities they believe will provide superior  returns to the fund.  They attempt to focus the fund's  investments on real estate companies and REITs with the potential for stock price appreciation, plus sustainable growth of cash flow to investors.

               *    EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
                    EQUITY-EQUIVALENT    SECURITIES,    SUCH   AS    CONVERTIBLE
                    SECURITIES,  STOCK FUTURES  CONTRACTS OR STOCK INDEX FUTURES
                    CONTRACTS.

               *    A REAL ESTATE  INVESTMENT TRUST (REIT) INVESTS  PRIMARILY IN
                    INCOME-PRODUCING  REAL  ESTATE  OR MAKES  LOANS  TO  PERSONS
                    INVOLVED IN THE REAL ESTATE INDUSTRY.

Some REITs,  called equity REITs, buy real estate,  and investors receive income from the rents  received  and from any  profits  on the sale of its  properties.
Other REITs,  called mortgage REITs, lend money to building developers and other real estate  companies,  and receive  income from  interest paid on those loans.
There are also hybrid REITs,  which engage in both owning real estate and making loans.  If a REIT meets certain  requirements,  it is not taxed on the income it distributes to its investors.

The portfolio  managers' real estate  securities  investment  philosophy is that consistently excellent investment results can be achieved through superior stock selection  (based on both public equity and private real estate market  factors)
and  risk-managed   portfolio   construction.   The  portfolio  managers  use  a
disciplined  investment process to manage the fund,  focusing on stock selection rather than sector or theme bets. The portfolio  management  process relies on a continuous  screen of the target  universe of investments to identify  companies exhibiting  financial strength,  and operating returns and growth prospects that are attractively priced at any given time. This process also helps the portfolio managers  sell  the  stocks  of  companies  whose  fundamentals  are  no  longer attractively priced.

The portfolio managers evaluate each company's ability to generate earnings over an  earnings  cycle,  not  just for the next  one or two  years.  The  portfolio managers focus  research  efforts on  determining  the  normalized  earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The  portfolio  managers do not attempt to time the market.  Under normal market conditions,  the fund will keep at least 80% of its  assets  invested  in equity securities  issued by REITs and  companies  engaged in the real estate  industry regardless of the movement of stock prices generally.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

An  investment  in the fund may be subject to many of the same risks as a direct investment in real estate.  This is due to the fact that the value of the fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies  in  which  it  invests.  These  risks  include  changes  in  economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural disasters.

Because the fund concentrates its investments in real estate securities,  it may be subject to greater risks and market  fluctuations  than a fund representing a broader  range  of  industries.  In  addition,  market  performance  tends to be cyclical and, in the various cycles,  certain  investment styles may fall in and out of favor.  If the market is not favoring the fund's style,  the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment  styles.

To the extent the fund invests in mortgage  REITs,  it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests.  Credit risk is the risk that the borrower  will not be able to make interest  and  principal  payments  on the loan to the REIT  when  they are due.
Interest  rate risk is the risk that a change in the  prevailing  interest  rate will  cause  the value of the loan  portfolio  held by the REIT to rise or fall.
Generally,  when  interest  rates  rise,  the value of the loan  portfolio  will decline.  The opposite is true when interest rates decline.  The degree to which interest rate changes affect the fund's performance varies and is related to the specific  characteristics  of the loan portfolios of the mortgage REITs in which the fund invests.

The fund is classified as nondiversified.  Because it is nondiversified,  it may hold large positions in a small number of securities. To the extent it maintains such  positions,  the  price  change in any one of those  securities  may have a greater impact on the fund's share price than if it were diversified.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. securities,  the fund may invest in foreign securities.  Foreign investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given  time  your  shares  may be worth  less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.  The advisor has hired J.P. Morgan  Investment  Management Inc.
(JPMIM) to make the day-to-day investment decisions for the fund. JPMIM performs this  function  under the  supervision  of the advisor  and the fund's  Board of
Directors.  J.P. Morgan  Investment  Management Inc. is an indirect wholly owned subsidiary  of  JPMorgan  Chase & Co. J.P.  Morgan  Investment  Management  Inc.
operates as an investment  advisor under  JPMorgan Asset  Management,  the brand name for the  asset  management  business  of  JPMorgan  Chase & Co.  For over a century,  JPMorgan  Chase  & Co.  has  been  managing  money  for  corporations,
governments,   endowments,  foundations  and  individuals  worldwide.  JPMIM  is headquartered at 245 Park Avenue, New York, NY 10167.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the daily net assets of each class of shares of the fund.  The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the  advisor  pays all  expenses of managing  and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors  (including legal counsel fees), and extraordinary expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is  determined by applying a formula that takes into account all of the advisor's assets under management in the fund's  investment  strategy
(strategy  assets).  Strategy  assets  include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised  funds and separate  accounts)  that use very similar investment teams and strategies.  The use of strategy  assets,  rather than fund assets,  in  calculating  the fund's  fee rate  could  allow the fund to realize scheduled  cost  savings  more  quickly.  However,  the fund's  strategy  assets currently do not include assets of other client accounts.  In addition,  if such assets are  acquired in the future,  they may not be  sufficient  to result in a lower fee rate.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE            INVESTOR   INSTITUTIONAL   B         C        R        ADVISOR
FISCAL YEAR ENDED MARCH 31, 2007      CLASS      CLASS           CLASS     CLASS    CLASS    CLASS
-----------------------------------------------------------------------------------------------------
Real Estate                           1.13%      0.93%           N/A (1)   N/A(1)   N/A(1)   0.88%
-----------------------------------------------------------------------------------------------------

(1)  THE B, C AND R CLASSES HAD NOT  COMMENCED  OPERATIONS AS OF MARCH 31, 2007.
     THE  MANAGEMENT  FEE FOR THE B, C AND R CLASSES  WILL BE 1.20% OF THE FIRST
     $100  MILLION,  1.15%  OF THE NEXT  $900  MILLION,  1.10% OF THE NEXT  $1.0
     BILLION, AND 1.05% OVER $2.0 BILLION.

A discussion  regarding  the basis for the Board of  Directors'  approval of the fund's investment  advisory contract with the advisor is available in the fund's report to shareholders dated x.

THE FUND MANAGEMENT TEAM

The advisor provides  investment  advisory and management services for the fund.
The  advisor  has,  in  turn,  hired  JPMIM to make  the  day-to-day  investment decisions for the fund.  JPMIM performs this function  under the  supervision of the advisor and the fund's Board of Directors.

The portfolio managers on the investment team who are primarily  responsible for the day-to-day management of the fund are:

SCOTT W. BLASDELL

Mr. Blasdell, managing director, is both a lead portfolio manager and an analyst of real estate securities in the Equity Research Group with 13 years of industry experience.  An employee of JPMIM since 1999,  Scott worked in a similar role at
Merrill  Lynch  Asset  Management  for  two  years.  Previously,  he  worked  at
Wellington Management,  both as an analyst and as a portfolio manager for REITs.
Scott  received a B.A. in economics  from  Williams  College and an MBA from the
Wharton School. He is also a member of NAREIT and a CFA charterholder.

KAY HERR

Ms.  Herr,  vice  president,  is both a portfolio  manager and an analyst in the
Equity  Research Group with 13 years of industry  experience.  An employee since
1999, she covers the real estate sector. Previously, Kay covered consumer stable and cyclical  sectors in the U.S. Fixed Income Credit Research  Group.  Prior to
joining the firm, she was a credit research  analyst with Prudential  Securities in its municipal  bond research  department.  She holds a B.A. in economics from the  University  of  Virginia  and an  M.B.A.  with  distinction  from  New York
University Stern School of Business, where she was a Dean's Scholar. She is also
a  CFA   charterholder.

The representative of American Century Investment Management,  Inc. who oversees the management of the fund is:

PHILLIP N. DAVIDSON

Mr. Davidson, Chief Investment Officer - Value Equity and Senior Vice President,
supervises  the American  Century Real Estate  team.  Prior to joining  American
Century in September 1993 as a portfolio manager, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice  president  and portfolio  manager responsible for institutional  value equity clients.  He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          *    PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,  ROTH,  ROLLOVER,  SEP-,
               SARSEP- AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF    YOU    HAVE    ONLY    BUSINESS,    BUSINESS    RETIREMENT,
               EMPLOYER-SPONSORED  OR AMERICAN CENTURY BROKERAGE  ACCOUNTS,  YOU
               ARE  CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533
AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200  --  Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's C, R and Advisor Classes are intended for purchase by participants in employer-sponsored  retirement plans. Additionally,  the fund's B, C and Advisor
Classes  are  intended  for  persons   purchasing   shares   through   FINANCIAL
INTERMEDIARIES  that provide various  administrative and distribution  services.
For more information regarding employer-sponsored  retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

          *    FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

B CLASS(1)
-------------------------------------------------------------------
No initial sales charge
-------------------------------------------------------------------
Contingent deferred sales charge
on redemptions within six years
-------------------------------------------------------------------
12b-1 fee of 1.00%
-------------------------------------------------------------------
Convert to A Class shares
eight years after purchase (2)
-------------------------------------------------------------------
Aggregate purchases limited to amounts
less than $100,000; generally offered
through financial intermediaries(3)
-------------------------------------------------------------------

C CLASS(1)                                   R CLASS(1) AND ADVISOR CLASS
--------------------------------------------------------------------------------
No initial sales charge                      No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales                    No contingent deferred
charge on redemptions within 12 months       sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                           12b-1 fee of 0.50%(4)
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts       Generally offered through
less than $1,000,000; generally more         employer-sponsored retirement plans
appropriate for short-term investors         and other fee-based arrangements(5)
--------------------------------------------------------------------------------

(1)  WE  ANTICIPATE  THAT B, C AND R CLASS  SHARES WILL BE AVAILABLE ON OR AFTER
     SEPTEMBER 28, 2007.

(2)  THOUGH NO A CLASS IS CURRENTLY  AVAILABLE,  WE  ANTICIPATE  THAT AN A CLASS
     WILL BE MADE AVAILABLE AT OR PRIOR TO THE B CLASS INCEPTION.

(3)  INVESTORS IN SIMPLE IRA PLANS,  SEP IRA PLANS AND SARSEP PLANS  ESTABLISHED
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL  PURCHASES.  THIS CLASS IS NOT
     AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  WHILE THE R CLASS AND  ADVISOR  CLASS HAVE THE SAME 12B-1 FEE,  THEIR TOTAL
     ANNUAL FUND  OPERATING  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE 6 FOR MORE DETAILS.

(5)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL INTERMEDIARIES
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the description of B or C Class shares,  a hyperlink will take you directly to this disclosure.

B Class

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                        CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                 5.00%
--------------------------------------------------------------------------------
2nd year                                 4.00%
--------------------------------------------------------------------------------
3rd year                                 3.00%
--------------------------------------------------------------------------------
4th year                                 3.00%
--------------------------------------------------------------------------------
5th year                                 2.00%
--------------------------------------------------------------------------------
6th year                                 1.00%
--------------------------------------------------------------------------------
After 6th year                           None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary  of the  purchase  date.  Though no A Class of the fund is currently available,  we anticipate  that an A Class will be made available prior to the B
Class inception.

C Class

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59 1/2 for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption  of any B Class  shares,  you may reinvest all of the redemption  proceeds in A Class shares of any American  Century Advisor Fund at the then-current net asset value without paying an initial sales charge.  You or your financial  professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.  This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you  exchange,  regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact your financial  intermediary or plan sponsor for a complete  description of its  policies.  Copies of the fund's  annual  report,  semiannual  report and
statement  of  additional   information   are  available   from  your  financial
intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise  specified below, the minimum initial investment amount to open an account is $2,500.  Financial  intermediaries  may open an account with $250, but may  require  their  clients  to meet  different  investment  minimums.  See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts and/or fee-based accounts    No minimum
--------------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                                 $2,000(1)
--------------------------------------------------------------------------------------
Employer-sponsored retirement plans                                        No minimum
--------------------------------------------------------------------------------------

(1)  THE  MINIMUM  INITIAL  INVESTMENT  FOR  FINANCIAL  INTERMEDIARIES  IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional  investments directly with American
Century.  However,  there  is  no  subsequent  purchase  minimum  for  financial
intermediaries   or   employer-sponsored   retirement   plans,   but   financial
intermediaries may require their clients to meet different  subsequent  purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B or C Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares,  as described  above.  Your redemption  proceeds will be  calculated  using the NET ASSET  VALUE (NAV) next  determined  after we receive your transaction request in good order.

          *    A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account  balance falls below the minimum initial  investment  amount for any  reason  other  than as a result of  market  fluctuation,  American  Century reserves  the right to redeem the shares in the account and send the proceeds to your  address of record.  Prior to doing so, we will  notify you and give you 90 days to meet the minimum.  B and C Class  shares  redeemed in this manner may be subject to a sales charge if held less than the applicable  time period.  Please note  that you may  incur  tax  liability  as a result  of the  redemption.  For
Institutional  Class  shares,  we reserve  the right to convert  your  shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o    You have  chosen to  conduct  business  in  writing  only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as Ofair  valuingO  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    if, after the close of the foreign  exchange on which a portfolio  security is  principally  traded,  but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by the fund, as well as CAPITAL GAINS  realized by the fund on the sale of its investment securities.

          *    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal  Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored  retirement  plan,  income and  capital  gains  distributions usually  will not be subject to current  taxation  but will  accumulate  in your account under the plan on a tax-deferred basis.  Likewise,  moving from one fund to another fund within a plan or tax-deferred  account  generally will not cause you to be taxed. For information  about the tax consequences of making purchases or  withdrawals  through  a  tax-deferred  account,  please  consult  your  plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          *    QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
               THE  STOCK  OF A  DOMESTIC  OR  QUALIFYING  FOREIGN  CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED  HOLDING
               PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                     TAX RATE FOR 10%     TAX RATE FOR
                                         AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                 Ordinary income      Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)             5%                   15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each  calendar  year in an annual  tax  mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  six  classes of shares of the fund:  Investor  Class,
Institutional Class B Class, C Class, R Class and Advisor Class. Though B, C and
R Class shares are not currently  available,  we  anticipate  that these classes will be available on or after September 28, 2007.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The Advisor Class offered by this prospectus has a 12b-1 plan. The plan provides for the fund to pay annual fees of 0.50% for Advisor Class,  1.00%
for B and C  Classes,  and  0.50%  for R Class to the  distributor  for  certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  Under the Advisor Class Plan, the fund's
Advisor  Class pays the  distributor  an annual  fee of 0.50% of  Advisor  Class average net assets, half for certain shareholder and administrative services and half for  distribution  services,  including  past  distribution  services.  The distributor  pays all or a portion of such fees to the financial  intermediaries that make the Advisor Class shares available. Because these fees are used to pay for services that are not related to  prospective  sales of the fund,  the class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost  you  more  than  paying  other  types of  sales  charges.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five  fiscal  years.  Because  the B, C and R  Classes  are  new,  they  are not included.

On a per-share basis, each table includes as appropriate

o  share price at the beginning of the period

o  investment income and capital gains or losses

o  distributions of income and capital gains paid to investors

o  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP.
The fund's  Report of  Independent  Registered  Public  Accounting  Firm and the
financial  statements  are  included  in the  fund's  annual  report,  which  is available upon request.

REAL ESTATE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

REAL ESTATE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

REAL ESTATE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

[Will insert 3/31/07 audited information]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed  legal  description  of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                  FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Real Estate Fund
   Investor Class               037              REACX         Real
--------------------------------------------------------------------------------
   Institutional Class          337              REAIX         Real
--------------------------------------------------------------------------------
   B Class                                                     Real
--------------------------------------------------------------------------------
   C Class                                                     Real
--------------------------------------------------------------------------------
   R Class                                                     Real
--------------------------------------------------------------------------------
   Advisor Class                737              AREEX         Real
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

americancentury.com

                                        Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors          Financial Professionals, Insurance Companies
P.O. Box 419200                         P.O. Box 419786
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575          1-800-345-6488

0708

SH-PRS-54947

August 1, 2007

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

Equity Income Fund
Equity Index Fund
Large Company Value Fund
Mid Cap Value Fund
NT Large Company Value Fund
NT Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund
Value Fund

This  statement of additional  information  adds to the discussion in the funds'
prospectus  dated  August 1, 2007,  but is not a  prospectus.  The  statement of additional  information  should be read in  conjunction  with the funds' current prospectuses. If you would like a copy of a prospectus, please contact us at the
addresses   or   telephone   numbers   listed   on  the  back   cover  or  visit
americancentury.com.

This  statement of  additional  information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century Investment Services, Inc., Distributor

THE FUNDS' HISTORY............................................................x

FUND INVESTMENT GUIDELINES....................................................x

FUND INVESTMENTS AND RISKS....................................................x
      Investment Strategies and Risks.........................................x
      Investment Policies.....................................................x
      Portfolio Turnover......................................................x
      S&P 500® Index..........................................................x
      Temporary Defensive Measures............................................x

MANAGEMENT....................................................................x
      The Board of Directors..................................................x
      Ownership of Fund Shares................................................x
      Code of Ethics..........................................................x
      Proxy Voting Guidelines.................................................x
      Disclosure of Portfolio Holdings........................................x

THE FUNDS' PRINCIPAL SHAREHOLDERS.............................................x

SERVICE PROVIDERS.............................................................x
      Investment Advisor......................................................x
      Subadvisors.............................................................x
      Portfolio Managers......................................................x
      Transfer Agent and Administrator........................................x
      Distributor.............................................................x
      Custodian Banks.........................................................x
      Independent Registered Public Accounting Firm...........................x

BROKERAGE ALLOCATION..........................................................x
      Regular Broker-Dealers..................................................x

INFORMATION ABOUT FUND SHARES.................................................x
      Multiple Class Structure................................................x
      Buying and Selling Fund Shares..........................................x
      Valuation of a Fund's Securities........................................x

TAXES.........................................................................x
      Federal Income Taxes....................................................x
      State and Local Taxes...................................................x
      Taxation of Certain Mortgage REITs......................................x

FINANCIAL STATEMENTS..........................................................X

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS................................X

THE FUNDS' HISTORY

American Century Capital  Portfolios,  Inc. is a registered  open-end management investment  company  that was  organized as a Maryland  corporation  on June 14,
1993. The corporation was known as Twentieth  Century Capital  Portfolios,  Inc.
until January 1997. Throughout this statement of additional information we refer to American Century Capital Portfolios, Inc. as the corporation.

For  accounting  and  performance   purposes,   the  Real  Estate  fund  is  the
post-reorganization  successor to the RREEF Real Estate Securities Fund pursuant to a fund reorganization completed on June 13, 1997.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class                                Ticker Symbol           Inception Date
--------------------------------------------------------------------------------
Equity Income
   Investor Class                         TWEIX                   08/01/1994
--------------------------------------------------------------------------------
   Institutional Class                    ACIIX                   07/08/1998
--------------------------------------------------------------------------------
   B Class(1)                                                     08/01/2007
--------------------------------------------------------------------------------
   C Class                                AEYIX                   07/13/2001
--------------------------------------------------------------------------------
   R Class                                AEURX                   08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                          TWEAX                   03/07/1997
--------------------------------------------------------------------------------
Equity Index
   Investor Class                         ACIVX                   02/26/1999
--------------------------------------------------------------------------------
   Institutional Class                    ACQIX                   02/26/1999
--------------------------------------------------------------------------------
Large Company Value
   Investor Class                         ALVIX                   07/30/1999
--------------------------------------------------------------------------------
   Institutional Class                    ALVSX                   08/10/2001
--------------------------------------------------------------------------------
   A Class                                ALAVX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                                ALBVX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                                ALPCX                   11/07/2001
--------------------------------------------------------------------------------
   R Class                                ALVRX                   08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                          ALPAX                   10/26/2000
--------------------------------------------------------------------------------
Mid Cap Value
   Investor Class                         ACMVX                   03/31/2004
--------------------------------------------------------------------------------
   Institutional Class                    AVUAX                   08/02/2004
--------------------------------------------------------------------------------
   R Class                                AMVRX                   07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                          ACLAX                   01/13/2005
--------------------------------------------------------------------------------
NT Large Company Value
   Institutional Class                    ACLLX                   05/12/2006
--------------------------------------------------------------------------------
NT Mid Cap Value
   Institutional Class                    ACLMX                   05/12/2006
--------------------------------------------------------------------------------
Real Estate
   Investor Class                         REACX                   09/21/1995
--------------------------------------------------------------------------------
   Institutional Class                    REAIX                   06/16/1997
--------------------------------------------------------------------------------
   B Class(1)                                                     08/01/2007
--------------------------------------------------------------------------------
   C Class(1)                                                     08/01/2007
--------------------------------------------------------------------------------
   R Class(1)                                                     08/01/2007
--------------------------------------------------------------------------------
   Advisor Class                          AREEX                   10/06/1998
--------------------------------------------------------------------------------
Small Cap Value
   Investor Class                         ASVIX                   07/31/1998
--------------------------------------------------------------------------------
   Institutional Class                    ACVIX                   10/26/1998
--------------------------------------------------------------------------------
   C Class                                ACVCX                   06/01/2001
--------------------------------------------------------------------------------
   Advisor Class                          ACSCX                   12/31/1999
--------------------------------------------------------------------------------
Value
   Investor Class                         TWVLX                   09/01/1993
--------------------------------------------------------------------------------
   Institutional Class                    AVLIX                   07/31/1997
--------------------------------------------------------------------------------
   A Class                                ACAVX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                                ACBVX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                                ACLCX                   06/04/2001
--------------------------------------------------------------------------------
   R Class                                AVURX                   07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                          TWADX                   10/02/1996
--------------------------------------------------------------------------------

(1)  We anticipate that these classes will be available for purchase on or after
     September 28, 2007.

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  Investment  Strategies  and Risks, which  begins  on  page  x.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectuses.

Equity Income,  Large Company Value,  Mid Cap Value,  NT Large Company Value, NT
Mid Cap Value,  Small Cap Value and Value are each diversified as defined in the
Investment Company Act of 1940 (the Investment  Company Act).  Diversified means that,  with respect to 75% of its total  assets,  each fund will not invest more than 5% of its total  assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the
U.S. government and securities of other investment companies).

Equity Index and Real Estate are  non-diversified  as defined in the  Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be  invested  in the  securities  of a single  issuer is not  limited by the
Investment Company Act.

It is intended that Equity Index will be  diversified to the extent that the S&P
500® Index is  diversified.  Because of the composition of the S&P 500 Index, it is  possible  that a  relatively  high  percentage  of the fund's  assets may be invested in the securities of a limited number of issuers,  some of which may be in the same industry or economic sector.  As a result,  the fund's portfolio may be more  sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company),  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single  issuer (other than the U.S.  government  or a regulated  investment company) or it does not own more than 10% of the outstanding  voting  securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments  vary  according  to  what is  judged  advantageous  under  changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund generally  will  consist of equity and  equity-equivalent  securities.  However, subject to the specific  limitations  applicable to a fund, the fund  management teams may  invest  the  assets  of each  fund in  varying  amounts  using  other investment  techniques,  such as those reflected in the table below, when such a course is deemed  appropriate to pursue a fund's  investment  objective.  Senior securities that are high-grade issues, in the opinion of the managers,  also may be purchased for defensive purposes.

Income is a primary or secondary  objective of the Equity Income,  Large Company
Value,  Mid Cap Value,  NT Large Company Value,  NT Mid Cap Value,  Real Estate,
Small Cap Value and Value funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers  intend to keep the funds  fully  invested.  However,  under exceptional  conditions,  each fund except  Equity  Index may assume a defensive position,  temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The  managers  may use  futures  and  options as a way to expose the funds' cash
assets  to  the  market  while  maintaining  liquidity.   As  mentioned  in  the
prospectuses,  the managers may not leverage the funds' portfolios,  so there is no greater market risk to the funds than if they purchase stocks. See Derivative
Securities,  page x, Short-Term Securities, page x and Futures and Options, page
x.

NT Large  Company  Value,  NT Mid Cap  Value and Real  Estate  do not  invest in securities  issued by  companies  assigned  the Global  Industry  Classification
Standard  (GICS) for the tobacco  industry.  If the issuer of a security held by one of  these  funds  is  subsequently  found to be  classified  in the  tobacco industry (due to  acquisition,  merger or otherwise),  the applicable  fund will sell the security as soon as reasonably possible.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

Convertible Securities

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

Debt Securities

Each of the funds may  invest  in debt  securities.  The  primary  or  secondary investment  objective of Equity Income,  Large Company Value,  Mid Cap Value, NT
Large Company Value, NT Mid Cap Value, Real Estate, Small Cap Value and Value is
income creation. As a result, these funds may invest in debt securities when the portfolio  managers believe such securities  represent an attractive  investment for the  funds.  These  funds may invest in debt  securities  for income or as a defensive  strategy  when  the  managers  believe  adverse  economic  or  market conditions exist.

Equity Index invests in debt securities primarily for cash management.  The debt securities that Equity Index invests in are generally short-term.

The value of the debt  securities  in which the funds may invest will  fluctuate based upon changes in interest rates and the credit quality of the issuer.  Debt securities  that are part of a fund's  fixed-income  portfolio  will be  limited primarily to "investment-grade"  obligations.  However, each fund, except Equity
Index, may invest up to 5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the
four  highest   categories  by  a  nationally   recognized   statistical  rating
organization (for example,  at least Baa by Moody's Investors  Service,  Inc. or
BBB by  Standard  & Poor's  Corporation),  or, if not rated,  are of  equivalent investment  quality as determined by the fund's  advisor.  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which  the  high-yield  portion  of a fund's  portfolio  may be  invested.  Debt securities  rated lower than Baa by Moody's or BBB by S&P, or their  equivalent, are  considered  by many to be  predominantly  speculative.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered  for purchase by the fund are analyzed by the  investment  manager to determine,  to the extent reasonably  possible,  that the planned  investment is sound,  given the fund's investment  objective.  See Explanation of Fixed-Income
Securities Ratings, page X.

If the  aggregate  value of  high-yield  securities  exceeds 5% because of their
market  appreciation  or  other  assets'   depreciation,   the  funds  will  not
necessarily  sell  them.  Instead,  the  portfolio  managers  will not  purchase additional high-yield securities until their value is less than 5% of the fund's assets.  Portfolio  managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

Even  though  the  funds  will  invest  primarily  in equity  securities,  under exceptional market or economic conditions,  the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade  short-term securities  (denominated in U.S. dollars or foreign  currencies).  To the extent that a fund assumes a defensive  position,  it will not be investing for capital growth.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement,  the value of which is based on, or  derived  from,  a  traditional security,  asset, or market index.  Certain derivative  securities are described more accurately as index/structured securities.  Index/structured securities are derivative  securities  whose  value or  performance  is linked to other  equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments include  asset-backed  securities (ABS),  asset-backed  commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO),  collateralized loan obligations (CLO), and securities backed by other  types  of  collateral  or  indices.  For  example,  Standard  & Poor's
Depositary  Receipts,  also known as "SPDRs",  track the price  performance  and dividend  yield of the S&P Index by providing a stake in the stocks that make up that index.  Structured  investments involve the transfer of specified financial assets to a special  purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The funds'  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides, among other  things,  that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the  notional  value of the investment.  The policy also  establishes a committee  that must review  certain proposed  purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalent Securities

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity  securities  and equity  equivalents  include common stock, preferred stock,  securities convertible into common stock, stock futures contracts and stock index futures contracts.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described  in  Foreign  Securities,  page  X,  are an  example  of the  type  of derivative security in which a fund might invest.

Foreign Securities

The funds may invest the following portions of their assets in the securities of issuers located in developed foreign  countries , including foreign  governments and their  agencies,  when these  securities  meet their standards of selection:
Equity  Income,  Mid Cap Value,  NT Mid Cap Value and Value up to 35%; and Large
Company  Value,  NT Large  Company  Value and Small Cap Value up to 20%.  Equity
Index  and  Real  Estate  do  not  have  a  specific  percentage  limitation  on investments in foreign  securities.  In determining  where a company is located, the portfolio  managers  will  consider  various  factors,  including  where the company is headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located  and the  country  in which  the  company  was  legally  organized.  The
weighting   given  to  each  of  these  factors  will  vary   depending  on  the
circumstances in a given case. The funds consider developed countries to include
Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany,
Greece,  Hong Kong,  Ireland,  Italy, Japan,  Luxembourg,  The Netherlands,  New
Zealand, Norway, Portugal,  Singapore,  Spain, Sweden,  Switzerland,  the United
Kingdom and the United States.

The funds may make such  investments  either  directly in foreign  securities or indirectly by purchasing depositary receipts for foreign securities.  Depositary receipts,  depositary  shares or similar  instruments  are  securities  that are listed on exchanges or quoted in the  domestic  over-the-counter  markets in one country,  but represent shares of issuers  domiciled in another country.  Direct investments  in foreign  securities  may be made  either on  foreign  securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers,  foreign  governments and their agencies.

Investments in foreign securities generally involve greater risks than investing in securities of domestic companies, including:

Currency  Risk - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

Political  and Economic  Risk - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

Regulatory Risk - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds invest have substantially less trading volume than the principal
U.S. markets.  As a result,  the securities of some companies in these countries
may  be  less  liquid  and  more  volatile  than  comparable  U.S.   securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

Clearance and Settlement Risk - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are  uninvested  and no return is earned.  The funds'  inability to make intended security purchases due to clearance and settlement  problems could cause them to miss attractive investment opportunities.  Inability to dispose of portfolio  securities  due to clearance  and  settlement  problems  could result either in losses to the  funds due to  subsequent  declines  in the value of the portfolio  security  or, if the fund has  entered  into a  contract  to sell the security, liability to the purchaser.

Ownership  Risk - Evidence of  securities  ownership  may be  uncertain  in many foreign countries.  As a result, there may be a risk that a fund's trade details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See Derivative Securities, page X.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio  managers  believe the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  a fund would be able to enter into a forward  currency  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  A fund  will  cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that a fund is not  able to  cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign  currencies  will change due to market  movements in the values of those securities  between the date the forward  currency  contract is entered into and the  date  it  matures.  Predicting  short-term  currency  market  movements  is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis.  Normally,  consideration of the prospect for currency parities will be incorporated into the long-term  investment  decisions made with respect to overall diversification strategies.  However, the portfolio managers  believe that it is important  to have  flexibility  to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

Futures and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the funds' securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a  specified  date.  The  portfolio  managers  may engage in futures and options  transactions  based on securities indices provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices  that may be used  include the Bond Buyer Index of  Municipal  Bonds for fixed-income  funds,  or the S&P 500 Index for equity  funds.  The  managers may engage in futures and options transactions based on specific securities. Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading are regulated under the Commodity  Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund, and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds. The portfolio  managers will seek to minimize  these risks by limiting  the  contracts  entered  into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

Restrictions on the Use of Futures Contracts and Options

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Investment in Issuers with Limited Operating Histories

Each fund may invest up to 5% of its assets in the equity  securities of issuers with limited operating  histories.  The portfolio managers consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider  periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous  operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In addition,  financial  and other  information  regarding  these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

A fund's  investments  in other  investment  companies  may include money market funds managed by the advisor.  Investments in money market funds are not subject to the percentage limitations set forth above.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount  realized.  If the seller  seeks relief under the  bankruptcy  laws,  the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may purchase  restricted or illiquid  securities,  including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds'  criteria for  selection.  Rule 144A  securities  are  privately placed with and traded among qualified  institutional  investors rather than the
general  public.   Although  Rule  144A  securities  are  considered  restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to determine,  based upon a consideration of the readily  available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the  liquidity of Rule 144A  securities.  As allowed by Rule 144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule  144A  securities  to  the  portfolio  managers.   The  board  retains  the
responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain  qualified  institutional  investors,  their  liquidity  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on that fund's liquidity.

Short Sales

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund will segregate  cash, cash equivalents or other  appropriate  liquid securities on its records in an amount sufficient  to meet the purchase  price.  There will be  additional  transaction costs  associated  with short sales,  but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

When-Issued and Forward Commitment Agreements

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase price. To the extent a fund remains  fully  invested or almost  fully  invested at the same time it has purchased  securities on a when-issued basis, there will be greater fluctuations in its net asset  value than if it solely set aside cash to pay for  when-issued securities.  When the time comes to pay for the when-issued  securities,  a fund will meet its obligations  with available cash,  through the sale of securities, or,  although it would not normally  expect to do so, by selling the when-issued securities  themselves  (which may have a market value  greater or less than the fund's payment  obligation).  Selling  securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the  following  policies  apply  at the  time a fund  enters  into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation  resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

Subject             Policy
--------------------------------------------------------------------------------
Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           A fund may not borrow  money,  except that a fund may borrow for temporary or emergency  purposes (not for  leveraging or investment)  in an  amount  not  exceeding  33 1/3%  of the fund's total assets  (including  the amount  borrowed)  less liabilities (other than borrowings).
--------------------------------------------------------------------------------
Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33 1/3% of the fund's total assets would be lent to  other  parties  except,  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment objectives,  policies and limitations, or (ii) by engaging in repurchase  agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       Equity Income,  Large Company Value, Mid Cap Value, NT Large
                    Company Value,  NT Mid Cap Value,  Small Cap Value and Value
                    may not  concentrate  their  investments  in  securities  of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its
                    agencies  or   instrumentalities).   Equity   Index  may  be
                    concentrated to the extent that the S&P 500 is concentrated.
                    Real Estate may  concentrate  its investments in real estate securities.
--------------------------------------------------------------------------------
Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control             A fund may not invest for  purposes  of  exercising  control over management.
--------------------------------------------------------------------------------

For purposes of the investment  policies relating to lending and borrowing,  the funds have  received an  exemptive  order from the SEC  regarding  an  interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit these  transactions.  All such  transactions  will be  subject to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds'
investment  policy relating to borrowing,  short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration,  Equity Income,
Large Company Value,  Mid Cap Value,  NT Large Company Value,  NT Mid Cap Value,
Small Cap Value and Value shall not purchase any securities that would cause 25%
or more of the value of the fund's  total  assets at the time of  purchase to be invested in the  securities of one or more issuers  conducting  their  principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government;  any state,  territory  or  possession  of the United
     States; the District of Columbia;  or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject             Policy
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional  investment securities at any time when outstanding  borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell  securities  short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.
--------------------------------------------------------------------------------
Futures and         A fund may enter into  futures  contracts  and write and buy
Options             put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be  possible  for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with        A fund may  invest a portion  of its  assets  in the  equity
Limited             securities of issuers with limited operating  histories.  An
Operating           issuer is considered to have a limited  operating history if
Histories           that  issuer  has a  record  of less  than  three  years  of
                    continuous   operation.   Periods  of   capital   formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

For  purposes of the funds'  investment  policy  relating to  leveraging,  short positions held by the funds are not considered borrowings.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

Transactions with Subadvisor Affiliates

As described in further detail under the section titled Investment Advisor, J.P.
Morgan Investment  Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The  subadvisor  is a wholly  owned  subsidiary  of J.P.  Morgan  Fleming  Asset
Management  Holdings,  Inc.  which is a wholly owned  subsidiary of J.P.  Morgan
Chase & Co. (JPMorgan  Chase).  The subadvisor is a corporation  organized under the laws of the State of Delaware and is a registered  investment  adviser under the  Investment  Advisers Act of 1940, as amended.  The subadvisor is located at
522 Fifth Avenue, New York, New York 10036.

JPMorgan Chase, a bank holding company  organized under the laws of the State of
Delaware,  was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase  Manhattan  Corporation.  JPMorgan  Chase,  together with its predecessors,  has been in the banking and investment advisory business for over
100 years and today,  through JPMIM and its other  subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan  Guaranty],  J.P.  Morgan  Securities
Inc.,  and J.P.  Morgan  Securities  Ltd.),  offers a wide range of banking  and investment  management  services to governmental,  institutional,  corporate and individual  clients.  These  subsidiaries  are  hereafter  referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer  registered with the SEC and is a member of the National  Association  of  Securities  Dealers.  It is active as a dealer in U.S.  government  securities  and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites,  distributes,  and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
JPMorgan Chase issues  commercial  paper and long-term debt  securities.  Morgan
Guaranty and some of its  affiliates  issue  certificates  of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain  activities  of Morgan  affiliates  may  affect the Real  Estate  Fund's portfolio  or  the  markets  for  securities  in  which  the  fund  invests.  In particular,  activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues  available  for  purchase by the fund.
Where a Morgan  affiliate  holds a large portion of a given issue,  the price at which that issue is traded may  influence  the price of similar  securities  the fund holds or is considering purchasing.

The  Real  Estate  Fund  will  not  purchase  securities  directly  from  Morgan affiliates,  and the size of Morgan affiliates' holdings may limit the selection of available  securities in a particular  maturity,  yield, or price range.  The fund will not execute any transactions  with Morgan affiliates and will use only unaffiliated  broker-dealers.  In  addition,  the  fund  will not  purchase  any securities of U.S.  government  agencies during the existence of an underwriting or selling group of which a Morgan  affiliate is a member,  except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions  with Morgan affiliates is  restricted by the SEC and the Federal  Reserve  Board.  In JPMIM's  opinion, these limitations  should not significantly  impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is  disadvantaged  by these  limitations  compared to other  funds with  similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its  investment  decisions  or positions  with the  personnel of any
Morgan  affiliate.  JPMIM has  informed  the fund  that,  in  making  investment decisions,  it will not obtain or use material,  non-public  information  in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial  banking divisions of Morgan Guaranty and its affiliates may have deposit,  loan,  and other  commercial  banking  relationships  with  issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities  purchased by the fund.  Except as may be permitted by applicable law, the fund will not purchase  securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan  Guaranty.  JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio  turnover  rate of each fund is shown in the Financial  Highlights tables in that fund's prospectus.  Because NT Large Company Value and NT Mid Cap
Value are new funds, they do not have Financial Highlights.

Equity Index

Although Equity Index may sell securities  regardless of how long they have been held, the fund generally sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the S&P 500 Index, the fund's target  index.  The Financial  Highlights  section of the  prospectus shows historical turnover rates for the fund.

Large Company Value and NT Large Company Value

The  portfolio  managers  of Large  Company  Value  and NT Large  Company  Value
purchase portfolio  securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several  years.  However,  the  decision  to  purchase  or sell any  security is ultimately based upon the anticipated contribution of the security to the stated
objective of the fund. In order to achieve the fund's  objective,  the portfolio managers may sell a given  security  regardless  of the time it has been held in the  portfolio.  Portfolio  turnover may affect the  character of capital  gains realized and distributed by the fund, if any, because  short-term  capital gains
are   characterized   as  ordinary   income.   Higher  turnover  would  generate
correspondingly  higher  brokerage  commissions,  which is a cost the fund  pays directly.

Other Funds

With respect to each other fund,  the portfolio  managers  will sell  securities without  regard to the length of time the security  has been held.  Accordingly, each other fund's portfolio turnover rates may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's  investment  objectives,  the portfolio  managers may sell a given  security  regardless  of the  length  of  time  it has  been  held in the portfolio and  regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose  because,  among other things,  it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's  investment  objective.  As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are  characterized  as ordinary  income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low;  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating  volume of  shareholder  purchase and redemption  activity,  varying market conditions, and/or changes in the managers' investment outlook.

S&P 500® INDEX

The Equity Index fund seeks to achieve a 95% or better  correlation  between its total  return and the total  return of the  S&P  500 Index.  Correlation  is measured by comparing  the fund's  monthly total returns to those of the S&P
500 over the most recent 36-month period.

The fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's
(S&P),  a division  of The  McGraw-Hill  Companies,  Inc.  S&P  makes no representation or warranty, express or implied, to the owners of the fund or any member of the public  regarding  the  advisability  of investing  in  securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to American
Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is  determined,  composed and  calculated by S&P without  regard  to the fund.  S&P  has no  obligation  to take the needs of
American  Century or the owners of the fund into  consideration  in determining, composing or calculating  the S&P 500 Index.  S&P is not responsible for and has not  participated in the  determination  of the prices and amount of the fund or the timing of the  issuance or sale of the fund or in the  determination or  calculation  of the equation by which the fund is to be converted into cash.
S&P has no obligation or liability in  connection  with the  administration, marketing or trading of the fund.

S&P does not guarantee the accuracy  and/or the  completeness of the S&P
500 Index or any data it includes and S&P  shall have no  liability  for any errors, omissions, or interruptions therein. S&P makes no warranty,  express or implied, as to the results to be obtained by the fund, owners of the fund, or any other  person or entity  from the use of the  S&P  500 Index or any data included therein. S&P makes no express or implied warranties,  and expressly disclaims all warranties of  merchantability or fitness for a particular purpose or use with  respect  to the  S&P  500 Index or any data  included  therein.
Without  limiting  any of the  foregoing,  in no event  shall  S&P  have any
liability  for  any  special,   punitive,   indirect  or  consequential  damages
(including lost profits), even if notified of the possibility of such damages.

In the  future,  the fund may select a  different  index if such a  standard  of comparison  is  deemed  to be  more  representative  of the  performance  of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund except Equity Index may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit;

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

o    other money market funds.

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement  as directors  and/or  officers of, or ownership  interest in,
American Century Companies,  Inc. (ACC) or its wholly owned, direct or indirect,
subsidiaries,   including  the  funds'  investment  advisor,   American  Century
Investment Management,  Inc. (ACIM); the funds' principal underwriter,  American
Century  Investment  Services,  Inc.  (ACIS);  and the  funds'  transfer  agent,
American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees,  directors or officers of, and have no  financial  interest in, ACC or any of its wholly  owned,  direct or indirect,  subsidiaries,  including  ACIM,  ACIS and ACS. The directors serve in this capacity for six registered  investment  companies in the American  Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 14 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

Interested Directors
-------------------------------------------------------------------------
James E. Stowers, Jr., 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1924

Position(s) Held with Funds: Director (since 1958) and Vice Chairman
   (since 2007)

Principal Occupation(s) During Past 5 Years: Founder, Co-Chairman,
   Director and Controlling Shareholder, ACC; Co-Vice Chairman, ACC
   (January 2005 to February 2007); Chairman, ACC (January 1995 to
   December 2004); Director, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: None
-------------------------------------------------------------------------
Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1963

Position(s) Held with Funds: Advisory Board Member (since 2007) and
   President (since 2007)

Principal Occupation(s) During Past 5 Years: President and Chief
   Executive Officer, ACC (March 2007 to present); Chief Administrative
   Officer, ACC (February 2006 to February 2007); Executive Vice
   President, ACC (November 2005 to February 2007). Also serves as:
   President, Chief Executive Officer and Director, ACS; Executive Vice
   President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to
   November 2005)

Number of Portfolios in Fund Complex Overseen by Director: 109

Other Directorships Held by Director: None
-------------------------------------------------------------------------

Independent Directors
-------------------------------------------------------------------------
Thomas A. Brown, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1940

Position(s) Held with Funds: Director (since 1980)

Principal Occupation(s) During Past 5 Years: Managing Member,
   Associated Investments, LLC (real estate investment company);
   Managing Member, Brown Cascade Properties, LLC (real estate investment company); Retired, Area Vice President, Applied
   Industrial Technologies

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: None
-------------------------------------------------------------------------
Andrea C. Hall, Ph.D., 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1945

Position(s) Held with Funds: Director (since 1997)

Principal Occupation(s) During Past 5 Years: Retired, Advisor to the
   President, Midwest Research Institute

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: None
-------------------------------------------------------------------------
D.D. (Del) Hock, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1935

Position(s) Held with Funds: Director (since 1996)

Principal Occupation(s) During Past 5 Years: Retired, formerly
   Chairman, Public Service Company of Colorado

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: Director, Allied Motion Technologies, Inc.
-------------------------------------------------------------------------
James A. Olson, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1942

Position(s) Held with Funds: Director (since 2007)

Principal Occupation(s) During Past 5 Years: Member, Plaza Belmont LLC,
   Chief Financial Officer, Plaza Belmont LLC (September 1999 to
   September 2006)

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: Director, Saia, Inc. and
   Entertainment Properties Trust
-------------------------------------------------------------------------
Donald H. Pratt, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1937

Position(s) Held with Funds: Director (since 1995) and Chairman of the
   Board (since 2005)

Principal Occupation(s) During Past 5 Years: Chairman and Chief
   Executive Officer, Western Investments, Inc.; Retired Chairman of
   the Board, Butler Manufacturing Company

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: None
-------------------------------------------------------------------------
Gale E. Sayers, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1943

Position(s) Held with Funds: Director (since 2000)

Principal Occupation(s) During Past 5 Years: President, Chief Executive
   Officer and Founder, Sayers40, Inc., a technology products and services provider

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: Director, Triad Hospitals, Inc.
-------------------------------------------------------------------------
M. Jeannine Strandjord, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1945

Position(s) Held with Funds: Director (since 1994)

Principal Occupation(s) During Past 5 Years: Retired, formerly Senior
   Vice President, Sprint Corporation

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: Director, DST Systems, Inc.;
   Director, Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.
-------------------------------------------------------------------------

Timothy S. Webster, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1961

Position(s) Held with Funds: Director (since 2001)

Principal Occupation(s) During Past 5 Years: Managing Director, TDB
   Acquisition Group LLC (September 2006 to present); President and
   Chief Executive Officer, American Italian Pasta Company (2001 to
   December 2005)

Number of Portfolios in Fund Complex Overseen by Director: 66

Other Directorships Held by Director: None
-------------------------------------------------------------------------

Officers
-------------------------------------------------------------------------

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1956

Position(s) Held with Funds: Chief Compliance Officer (since 2006) and
   Senior Vice President (since 2000)

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer,
   ACIM, ACGIM and ACS (August 2006 to present); Assistant Treasurer,
   ACC (January 1995 to August 2006); and Treasurer and Chief Financial
   Officer, various American Century funds (July 2000 to August 2006).
   Also serves as: Senior Vice President, ACS
-------------------------------------------------------------------------
Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1957

Position(s) Held with Funds: General Counsel (since 2007) and Senior
   Vice President (since 2006)

Principal Occupation(s) During Past 5 Years: Vice President, ACC
   (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS
-------------------------------------------------------------------------
Robert Leach, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1966

Position(s) Held with Funds: Vice President, Treasurer and Chief
   Financial Officer (all since 2006)

Principal Occupation(s) During Past 5 Years: Vice President, ACS
   (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
-------------------------------------------------------------------------
C. Jean Wade, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1964

Position(s) Held with Funds: Controller (since 2006)

Principal Occupation(s) During Past 5 Years: Vice President, ACS
   (February 2000 to present)
-------------------------------------------------------------------------
Jon Zindel, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1967

Position(s) Held with Funds: Tax Officer (since 1998)

Principal Occupation(s) During Past 5 Years: Chief Financial Officer
   and Chief Accounting Officer,  ACC (March 2007 to present); Vice
   President, ACC (October 2001 to present); Vice President, certain
   ACC subsidiaries (October 2001 to August 2006); Vice President,
   Corporate Tax, ACS (April 1998 to August 2006). Also serves as:
   Chief Financial Officer, Chief Accounting Officer and Senior Vice
   President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
   Accounting Officer and Senior Vice President, ACIS
-------------------------------------------------------------------------

On December 23,  1999,  American  Century  Services,  LLC (ACS)  entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services  provided by ACS (the
Agreement).  ACS pays DST fees based in part on the number of  accounts  and the number and type of transactions  processed for those accounts.  Through December
31,  2006,  DST received  $22,142,003  in fees from ACS.  DST's  revenue for the calendar year ended December 31, 2006, was approximately $2.24 billion.

Ms.  Strandjord is a director of DST and a holder of 35,383 shares and possesses options to acquire an additional  55,875 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the  Agreement is within the  discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping system. Ms. Strandjord's role as a director of
DST was  not  considered  by ACS;  she was  not  involved  in any way  with  the negotiations  between ACS and DST; and her status as a director of either DST or the funds was not a factor in the  negotiations.  The Board of  Directors of the funds and Bryan Cave LLP,  counsel to the  independent  directors  of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds' advisor.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

The Advisory Board

The funds also have an Advisory  Board.  Members of the Advisory  Board, if any,
function like fund directors in many respects,  but do not possess voting power.
Advisory  Board  members  attend all meetings of the Board of Directors  and the independent  directors and receive any materials  distributed in connection with such  meetings.  Advisory  Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

-------------------------------------------------------------------------
Committee: Executive

Members: Donald H. Pratt, M. Jeannine Strandjord

Function: The Executive Committee performs the functions of the Board of Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

Number of Meetings Held During Last Fiscal Year: 0
-------------------------------------------------------------------------
Committee: Compliance and Shareholder Communications

Members: M. Jeannine Strandjord, Andrea C. Hall, Ph.D., James A. Olson

Function: The Compliance and Shareholder Communications Committee
   reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

Number of Meetings Held During Last Fiscal Year: 4
-------------------------------------------------------------------------
Committee: Audit

Members: Thomas A. Brown, D.D. (Del) Hock, Donald H. Pratt, Gale E. Sayers

Function: The Audit Committee approves the engagement of the funds'
   independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal
   Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

Number of Meetings Held During Last Fiscal Year: 4
-------------------------------------------------------------------------
Committee: Governance

Members: Donald H. Pratt, Andrea C. Hall, Ph.D., Gale E. Sayers

Function: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See Nominations of
   Directors below. This committee also reviews and makes
   recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

Number of Meetings Held During Last Fiscal Year: 2
-------------------------------------------------------------------------
Committee: Fund Performance Review

Members: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D.,
   D.D. (Del) Hock, James A. Olson, Donald H. Pratt, Gale E. Sayers, M.
   Jeannine Strandjord

Function: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

Number of Meetings Held During Last Fiscal Year: 4
-------------------------------------------------------------------------

Nominations of Directors

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy; and

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The  directors  serve  as  directors  for  eight  American  Century   investment
companies.  Each  director  who is not an  interested  person as  defined in the
Investment  Company  Act  receives  compensation  for service as a member of the board of all such  companies  based on a schedule  that takes into  account  the number of meetings  attended  and the assets of the funds for which the meetings are held. These fees and expenses are divided among these  investment  companies based,  in  part,  upon  their  relative  net  assets.  Under  the  terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the investment  companies  served by the board to each director who is not an interested  person as defined in the  Investment  Company
Act.

Aggregate Director Compensation For Fiscal Year Ended March 31, 2007
--------------------------------------------------------------------------------------
Name of Director            Total Compensation     Total Compensation from the
                            from the Funds(1)      American Century Family of Funds(2)
--------------------------------------------------------------------------------------
Thomas A. Brown             $29,995                $109,499
--------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $30,846                $113,000
--------------------------------------------------------------------------------------
D.D. (Del) Hock             $30,846                $113,000
--------------------------------------------------------------------------------------
James A. Olson(3)           $15,187                $ 55,875
--------------------------------------------------------------------------------------
Donald H. Pratt             $40,616                $148,500
--------------------------------------------------------------------------------------
Gale E. Sayers              $29,202                $106,750
--------------------------------------------------------------------------------------
M. Jeannine Strandjord      $29,996                $109,500
--------------------------------------------------------------------------------------
Timothy S. Webster          $31,193                $114,250
--------------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors for the fiscal year ended March
     31,  2007,  and also  includes  amounts  deferred  at the  election  of the directors under the American Century Mutual Funds'  Independent  Directors'
     Deferred Compensation Plan.

(2)  Includes  compensation  paid by the  investment  companies  of the American
     Century family of funds served by this board.  The total amount of deferred compensation  included in the  preceding  table is as follows:  Mr.  Brown,
     $18,999;  Dr. Hall, $101,500;  Mr. Hock, $99,500;  Mr. Olson,  $55,875; Mr.
     Pratt, $20,100, Mr. Sayers $0 and Mr. Webster, $23,450.

(3)  Mr. Olson joined the Advisory Board on January 1, 2006. He joined the Board of Directors on June 28, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2006, as shown in the table below.

---------------------------------------------------------------------------------------------------
                                                    James E.    Jonathan S.  Thomas A.   Andrea C.
                                                  Stowers, Jr.    Thomas      Brown     Hall, Ph.D.
---------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Equity Income                                       A            A           C           E
---------------------------------------------------------------------------------------------------
   Equity Index                                        A            A           C           A
---------------------------------------------------------------------------------------------------
   Large Company Value                                 A            A           B           A
---------------------------------------------------------------------------------------------------
   Mid Cap Value                                       A            A           C           A
---------------------------------------------------------------------------------------------------
   NT Large Company Value                              A            A           A           A
---------------------------------------------------------------------------------------------------
   NT Mid Company Value                                A            A           A           A
---------------------------------------------------------------------------------------------------
   Real Estate                                         A            B           C           A
---------------------------------------------------------------------------------------------------
   Small Cap Value                                     A            A           C           A
---------------------------------------------------------------------------------------------------
   Value                                               A            A           D           C
---------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity                       D            E           E           E
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies
---------------------------------------------------------------------------------------------------
Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than
$100,000

                                              Name of Directors
---------------------------------------------------------------------------------------------------------------
                                                D.D. (Del) James E.   Donald   Gale E.   M. Jeannine   Timothy
                                                   Hock     Olson    H. Pratt   Sayers    Strandjord   Webster
---------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Equity Income                                    E         A          A        A           A           C
---------------------------------------------------------------------------------------------------------------
   Equity Index                                     A         A          A        A           A           A
---------------------------------------------------------------------------------------------------------------
   Large Company Value                              A         A          A        A           A           A
---------------------------------------------------------------------------------------------------------------
   Mid Cap Value                                    A         A          A        A           A           C
---------------------------------------------------------------------------------------------------------------
   NT Large Company Value                           A         A          A        A           A           A
---------------------------------------------------------------------------------------------------------------
   NT Mid Cap Value                                 A         A          A        A           A           A
---------------------------------------------------------------------------------------------------------------
   Real Estate                                      E         A          E        A           D           A
---------------------------------------------------------------------------------------------------------------
   Small Cap Value                                  A         A          A        A           A           C
---------------------------------------------------------------------------------------------------------------
   Value                                            D         A          D        A           E           A
---------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity Securities         E         D          E        E           E           E
in all Registered Investment Companies
Overseen by Director in Family of Investment
Companies
---------------------------------------------------------------------------------------------------------------
Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than
$100,000

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted  codes of ethics  under Rule  17j-1 of the  Investment
Company Act. They permit personnel subject to the codes to invest in securities, including  securities that may be purchased or held by the funds,  provided that they first obtain approval from the  appropriate  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o   Election of Directors

o   Ratification of Selection of Auditors

o   Equity-Based Compensation Plans

o   Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o   Shareholder Proposals Involving Social, Moral or Ethical Matters

o   Anti-Greenmail Proposals

o   Changes to Indemnification Provisions

o   Non-Stock Incentive Plans

o   Director Tenure

o   Directors' Stock Options Plans

o   Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American  Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares,  if possible.  That is, it will vote the shares in the same  proportion as the vote of all other  holders of the shares.  Shares of
American  Century "NT" funds will be voted in the same proportion as the vote of the  shareholders of the  corresponding  American  Century policy  portfolio for proposals common to both funds. For example,  NT Growth Fund shares will be echo voted in  accordance  with the votes of Growth Fund  shareholders.  In all other cases, the shares will be voted in direct  consultation  with a committee of the independent directors of the voting fund.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the About Us page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor  (ACIM) has adopted  policies  and  procedures  with  respect to the disclosure of fund portfolio holdings and  characteristics,  which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual  and  semiannual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those  parties who have entered into  non-disclosure  agreements as of April 26,
2007 are as follows:

o   Aetna, Inc.

o   American Fidelity Assurance Co.

o   AUL/American United Life Insurance Company

o   Ameritas Life Insurance Corporation

o   Annuity Investors Life Insurance Company

o   Asset Services Company L.L.C.

o   Bell Globemedia Publishing

o   Bellwether Consulting, LLC

o   Bidart & Ross

o   Callan Associates, Inc.

o   Cambridge Financial Services, Inc.

o   Cleary Gull Inc.

o   Commerce Bank, N.A.

o   Connecticut General Life Insurance Company

o   CRA RogersCasey, Inc.

o   Defined Contribution Advisors, Inc.

o   EquiTrust Life Insurance Company

o   Evaluation Associates, LLC

o   Evergreen Investments

o   Farm Bureau Life Insurance Company

o   First MetLife Investors Insurance Company

o   Fund Evaluation Group, LLC

o   The Guardian Life Insurance & Annuity Company, Inc.

o   Hammond Associates, Inc.

o   Hewitt Associates LLC

o   ICMA Retirement Corporation

o   ING Life Insurance Company & Annuity Co.

o   Investors Securities Services, Inc.

o   Iron Capital Advisors

o   J.P. Morgan Retirement Plan Services LLC

o   Jefferson National Life Insurance Company

o   Jefferson Pilot Financial

o   Jeffrey Slocum & Associates, Inc.

o   Kansas City Life Insurance Company

o   Kmotion, Inc.

o   Liberty Life Insurance Company

o   The Lincoln National Life Insurance Company

o   Lipper Inc.

o   Manulife Financial

o   Massachusetts Mutual Life Insurance Company

o   Merrill Lynch

o   MetLife Investors Insurance Company

o   MetLife Investors Insurance Company of California

o   Midland National Life Insurance Company

o   Minnesota Life Insurance Company

o   Morgan Keegan & Co., Inc.

o   Morgan Stanley & Co., Inc.

o   Morningstar Associates LLC

o   Morningstar Investment Services, Inc.

o   National Life Insurance Company

o   Nationwide Financial

o   New England Pension Consultants

o   Northwestern Mutual Life Insurance Co.

o   NT Global Advisors, Inc.

o   NYLIFE Distributors, LLC

o   Principal Life Insurance Company

o   Prudential Financial

o   Rocaton Investment Advisors, LLC

o   S&P Financial Communications

o   Scudder Distributors, Inc.

o   Security Benefit Life Insurance Co.

o   Smith Barney

o   SunTrust Bank

o   Symetra Life Insurance Company

o   Trusco Capital Management

o   Union Bank of California, N.A.

o   The Union Central Life Insurance Company

o   VALIC Financial Advisors

o   VALIC Retirement Services Company

o   Vestek Systems, Inc.

o   Wachovia Bank, N.A.

o   Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July x, 2007, the following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
---------------------------------------------------------------------------------------------------
Equity Income
---------------------------------------------------------------------------------------------------
   Investor
                 Charles Schwab & Co., Inc.                      X%                    0%
                 San Francisco, California

                 National Financial Services Corp.               X%                    0%
                 New York, New York
---------------------------------------------------------------------------------------------------
   Institutional
                 Fidelity FIIOC TR                               X%                    0%
                 FBO Certain Employee Benefit Plans
                 c/o Fidelity Investments
                 Covington, Kentucky

                 Charles Schwab & Co. Inc.                       X%                    0%
                 San Francisco, California

                 UBATCO & Co.                                    X%                    0%
                 FBO College Savings Plan
                 Lincoln, Nebraska

                 National Financial Services LLC                 X%                    0%
                 New York, New York

                 Mac & Co.                                       X%                    0%
                 Mutual Fund Operations
                 Pittsburgh, Pennsylvania

                 Dingle & Co.                                    X%                    0%
                 c/o Comerica Bank
                 Detroit, Michigan
---------------------------------------------------------------------------------------------------
   C
                 None
---------------------------------------------------------------------------------------------------
   R
                 ING Life Insurance and Annuity Co.              X%                    0%
                 Hartford, Connecticut

                 ING National Trust                              X%                    0%
                 Hartford, Connecticut

                 Hartford Life Ins. Co.                          X%                    0%
                 Hartford, Connecticut

                 Symetra Investment Services                     X%                    0%
                 Seattle, Washington
---------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
---------------------------------------------------------------------------------------------------
Equity Income
---------------------------------------------------------------------------------------------------
   Advisor
                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                Delaware Charter                                 X%                    0%
                Guarantee & Trust
                FBO Principal Financial Group
                Des Moines, Iowa

                Delaware Charter                                 X%                    0%
                Guarantee & Trust
                FBO Various Qualified Plans
                Des Moines, Iowa
---------------------------------------------------------------------------------------------------
Equity Index
---------------------------------------------------------------------------------------------------
   Investor
                Pershing LLC                                     X%                    0%
                Jersey City, New Jersey
---------------------------------------------------------------------------------------------------
   Institutional
                Northwestern Mutual Life                         X%                    0%
                Milwaukee, Wisconsin

                JPMorgan Chase Bank Trustee                      X%                    0%
                Texas Health Retirement Program
                Kansas City, Missouri

                JPMorgan Chase Bank TR                           X%                    0%
                Newell Rubbermaid 401k
                Savings Plan and Trust
                Kansas City, Missouri

                JP Morgan Chase & Co TTEE                        X%                    0%
                Perot Systems Corp Retirement
                Saving Plan
                Kansas City, Missouri
---------------------------------------------------------------------------------------------------
Large Company Value
---------------------------------------------------------------------------------------------------
   Investor
                Fidelity FIIOC TR                                X%                    0%
                FBO Certain Employee Benefit Plans
                c/o Fidelity Investments
                Covington, Kentucky

                Saxon & Co.                                      X%                    0%
                Philadelphia, Pennsylvania

                JP Morgan Chase Bank Trustee                     X%                    0%
                FBO Coca-Cola Enterprises, Inc.
                Matched Empl Svgs &
                Investment Plan
                Kansas City, Missouri
---------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
---------------------------------------------------------------------------------------------------
Large Company Value
---------------------------------------------------------------------------------------------------
   Institutional
---------------------------------------------------------------------------------------------------
                Saxon & Co.                                      X%                    0%
                Philadelphia, Pennsylvania

                JPMorgan Chase Bank Trustee                      X%                    0%
                FBO Toro Co.
                Investment Savings
                & Employee Stock
                Ownership Plan
                Kansas City, Missouri

                JPMorgan Chase Bank Trustee                      X%                    0%
                Taylor Companies 401k
                and Profit Sharing Plans
                Kansas City, Missouri

                JPMorgan Chase as Trustee                        X%                    0%
                FBO HP Hood LLC
                Retirement Savings Plan
                Kansas City, Missouri

                JP Morgan Chase Bank Trustee                     X%                    0%
                Collins & Aikman Pension Trust
                Brooklyn, New York

                JP Morgan Chase Bank Trustee                     X%                    0%
                FBO Clarian Health Partners
                Defined Contribution Plan
                Kansas City, Missouri
---------------------------------------------------------------------------------------------------
   A
                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California
---------------------------------------------------------------------------------------------------
   B
                MLPF&S Inc.                                      X%                    0%
                Jacksonville, Florida
---------------------------------------------------------------------------------------------------
   C
                MLPF&S, Inc.                                     X%                    0%
                Jacksonville, Florida
---------------------------------------------------------------------------------------------------
   R
                ING Life Insurance and                           X%                    0%
                Annuity Co.
                Hartford, Connecticut

                ING National Trust                               X%                    0%
                Hartford, Connecticut
---------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class      Shareholder                              Owned of Record     Owned Beneficially (1)
---------------------------------------------------------------------------------------------------
Large Company Value
---------------------------------------------------------------------------------------------------
   Advisor
                Nationwide Insurance Co. Trust                   X%                    0%
                Columbus, Ohio

                TransAmerica Life                                X%                    0%
                Insurance Company
                Cedar Rapids, Iowa

                Saxon & Co.                                      X%                    0%
                Philadelphia, Pennsylvania

                American Century Serv. Corp.                     X%                    0%
                Schwab- Moderately Aggressive
                Large Co. Value Advisor Omnibus
                Kansas City, Missouri

                American Century Serv. Corp.                     X%                    0%
                Schwab- Aggressive
                Large Co. Value Advisor Omnibus
                Kansas City, Missouri

                National Financial Services LLC                  X%                    0%
                New York, New York

                American United Life                             X%                    0%
                Group Retirement Annuity II
                Indianapolis, Indiana
----------------------------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------------------------
   Investor
                None
----------------------------------------------------------------------------------------------------
   Institutional
                Rockhurst University                             X%                    0%
                Endowment Fund
                Kansas City, Missouri

                Trustees of American Century                     X%                    0%
                P/S & 401k Savings Plan & Trust
                Kansas City, Missouri

                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                UMB TR                                           X%                    0%
                American Century Executive
                Def Comp Plan Trust
                Kansas City, Missouri
----------------------------------------------------------------------------------------------------
   R
                American Century Investment                      X%                    X%
                Management Inc.
                Kansas City, Missouri

                MG Trust Company Cust                            X%                    0%
                FBO State Telephone Company
                401k P/S
                Denver, Colorado
----------------------------------------------------------------------------------------------------
   Advisor
                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                Commerce Trust                                   X%                    0%
                Kansas City, Missouri
----------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
----------------------------------------------------------------------------------------------------
NT Large Company Value
----------------------------------------------------------------------------------------------------
   Institutional
                American Century Serv Port                       X%                    0%
                LIVESTRONG™ 2025 Portfolio
                NT Large Company Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ 2015 Portfolio
                NT Large Company Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ 2035 Portfolio
                NT Large Company Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ 2045 Portfolio
                NT Large Company Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ Income Portfolio
                NT Large Company Value Omnibus
                Kansas City, Missouri
----------------------------------------------------------------------------------------------------
NT Mid Cap Value
----------------------------------------------------------------------------------------------------
   Institutional
                American Century Serv Port                       X%                    0%
                LIVESTRONG™ 2025 Portfolio
                NT Mid Cap Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ 2015 Portfolio
                NT Mid Cap Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ 2035 Portfolio
                NT Mid Cap Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ 2045 Portfolio
                NT Mid Cap Value Omnibus
                Kansas City, Missouri

                American Century Serv Corp                       X%                    0%
                LIVESTRONG™ Income Portfolio
                NT Mid Cap Value Omnibus
                Kansas City, Missouri
----------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
----------------------------------------------------------------------------------------------------
Real Estate
----------------------------------------------------------------------------------------------------
   Investor
                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                ICMA Retirement Trust-NAV                        X%                    0%
                Washington, D.C.

                Pershing LLC                                     X%                    0%
                Jersey City, New Jersey
----------------------------------------------------------------------------------------------------
   Institutional
                FIIOC                                            X%                    0%
                c/o Fidelity Investments
                Covington, Kentucky

                State Street Bank & Trust Co TTEE                X%                    0%
                FBO Towers Perrin Deferred PSP
                Westwood, Massachusetts

                The Chase Manhattan                              X%                    0%
                Bank NA TR
                Huntsman Corp Salary
                Deferral Plan & Trust
                New York, New York

                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                JP Morgan Chase Bank Cust                        X%                    0%
                FBO Housing Renewal Local Agency
                Retirement Plan
                Brooklyn, New York
----------------------------------------------------------------------------------------------------
   Advisor
                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                Nationwide Trust Co. FSB                         X%                    0%
                Columbus, Ohio

                American United Life                             X%                    0%
                Group Retirement Annuity II
                Indianapolis, Indiana

                The Guardian Insurance &                         X%                    0%
                Annuity Company Inc.
                Bethlehem, Pennsylvania

                Reliance Trust Company                           X%                    0%
                Directed TR
                MetLife Retirement & Savings
                Jersey City, New Jersey
----------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
----------------------------------------------------------------------------------------------------

Small Cap Value
----------------------------------------------------------------------------------------------------
   Investor
                Delaware Charter Guar & TR Co. Cust FBO          X%                    0%
                Principal Financial Group
                Des Moines, Iowa

                Charles Schwab & Co., Inc.                       X%                    0%
                San Francisco, California

                Amer United Life Ins Co. Group                   X%                    0%
                Retirement Annuity Sep Acct II
                Indianapolis, Indiana
----------------------------------------------------------------------------------------------------
   Institutional
                Fidelity FIIOC TR                                X%                    0%
                FBO Certain Employee Benefit Plans
                c/o Fidelity Investments
                Covington, Kentucky

                MLPF&S                                           X%                    0%
                Jacksonville, Florida
----------------------------------------------------------------------------------------------------
   C
                None
----------------------------------------------------------------------------------------------------
   Advisor
                Nationwide Trust Company FSB                     X%                    0%
                Columbus, Ohio

                Hartford Life Insurance Company                  X%                    0%
                Hartford, Connecticut

                Delaware Charter Guarantee & Trust               X%                    0%
                FBO Principal Financial Group
                Des Moines, Iowa

                Saxon & Co.                                      X%                    0%
                Philadelphia, Pennsylvania

                TransAmerica Life                                X%                    0%
                Insurance Company
                Cedar Rapids, Iowa
---------------------------------------------------------------------------------------------------------
Value
---------------------------------------------------------------------------------------------------------
   Investor
                None
---------------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
---------------------------------------------------------------------------------------------------------
Value
---------------------------------------------------------------------------------------------------------
   Institutional
                 JPMorgan Chase Bank Trustee                     X%                    0%
                 Bosch Savings Incentive Plan
                 Kansas City, Missouri

                 JP Morgan Chase Bank Trustee                    X%                    0%
                 Black & Veatch Employee
                 Savings Plan
                 Kansas City, Missouri

                 State Street Bank & Trust TR                    X%                    0%
                 Lowes 401k Plan
                 Westwood, Massachusetts

                 Trustees of American Century P/S &              X%                    0%
                 401k Savings Plan & Trust
                 Kansas City, Missouri

                 The Chase Manhattan Bank NA TR                  X%                    0%
                 Huntsman Corp. Salary
                 Deferral Plan & Trust
                 New York, New York
---------------------------------------------------------------------------------------------------------
   A
                 Charles Schwab & Co., Inc.                      X%                    0%
                 San Francisco, California
---------------------------------------------------------------------------------------------------------
   B
                 None
---------------------------------------------------------------------------------------------------------
   C
                 MLPF&S, Inc.                                    X%                    0%
                 Jacksonville, Florida
---------------------------------------------------------------------------------------------------------
   R
                 Trustlynx & Co.                                 X%                    0%
                 Denver, Colorado

                 American Century Investment                     X%                    X%
                 Management Inc.
                 Kansas City, Missouri

                 KCB Services and Company                        X%                    0%
                 FBO Jerry Austin
                 Quads Trust Company
                 Frederick, Maryland
---------------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

                                                            Percentage of        Percentage of
                                                         Outstanding Shares   Outstanding Shares
Fund/Class       Shareholder                              Owned of Record    Owned Beneficially (1)
---------------------------------------------------------------------------------------------------------
Value
---------------------------------------------------------------------------------------------------------
   Advisor
                 Nationwide Trust                                X%                    0%
                 Company FSB
                 Columbus, Ohio

                 Delaware Charter                                X%                    0%
                 Guarantee & Trust
                 FBO Principal
                 Financial Group
                 Des Moines, Iowa

                 Nationwide Insurance                            X%                    0%
                 Company QPVA
                 Columbus, Ohio

                 James B. Anderson TR                            X%                    0%
                 American Chamber of
                 Commerce Execut. &
                 Restated 401k Plan & Trust
                 Springfield, Missouri

                 Reliance Trust Co.                              X%                    0%
                 Directed TR MetLife
                 Retirement & Savings
                 Jersey City, New Jersey
---------------------------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of the corporation.  A shareholder owning of record or beneficially  more than 25% of the  corporation's  outstanding  shares may be considered a controlling  person.  The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of July x, 2007, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading Management.

For services  provided to each fund, the advisor  receives a unified  management fee based on a percentage of the net assets of each fund.  For more  information about the unified  management fee, see The Investment  Advisor under the heading
Management in each fund's prospectus.  The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined  by applying the formula  indicated in the table below.
This formula takes into account all of the advisor's  assets under management in the fund's investment strategy (strategy assets). Strategy assets include assets of the fund and  certain  assets of other  clients of the  advisor  outside  the
American  Century  fund  family  that  use very  similar  investment  teams  and strategies.  For a fund with a corresponding  NT fund,  strategy assets for both funds also include the assets of the other. The use of strategy  assets,  rather than fund assets,  in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund's  strategy  assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

Fund                  Class                           Percentage of Strategy Assets
--------------------------------------------------------------------------------------
Equity Income         Investor, B, C and R            1.00% of the first $2.5 billion
                                                      0.95% of the next $2.5 billion
                                                      0.90% of the next $5.0 billion
                                                      0.85% of the next $5.0 billion
                                                      0.80% over $15.0 billion
--------------------------------------------------------------------------------------
                      Institutional                   0.80% of the first $2.5 billion
                                                      0.75% of the next $2.5 billion
                                                      0.70% of the next $5.0 billion
                                                      0.65% of the next $5.0 billion
                                                      0.60% over $15.0 billion
--------------------------------------------------------------------------------------
                      Advisor                         0.75% of the first $2.5 billion
                                                      0.70% of the next $2.5 billion
                                                      0.65% of the next $5.0 billion
                                                      0.60% of the next $5.0 billion
                                                      0.55% over $15.0 billion
--------------------------------------------------------------------------------------
Equity Index          Investor                        0.490% of the first $1.0 billion
                                                      0.470% of the next $1.0 billion
                                                      0.455% of the next $1.0 billion
                                                      0.445% of the next $1.0 billion
                                                      0.435% of the next $1.0 billion
                                                      0.430% over $5.0 billion
--------------------------------------------------------------------------------------
                      Institutional                   0.290% of the first $1.0 billion
                                                      0.270% of the next $1.0 billion
                                                      0.255% of the next $1.0 billion
                                                      0.245% of the next $1.0 billion
                                                      0.235% of the next $1.0 billion
                                                      0.230% over $5.0 billion
--------------------------------------------------------------------------------------

Fund                              Class               Percentage of Strategy Assets
--------------------------------------------------------------------------------------
Large Company Value      Investor, A, B, C and R      0.90% of first $1 billion
                                                      0.80% of the next $4 billion
                                                      0.70% over $5 billion
--------------------------------------------------------------------------------------
                         Institutional                0.70% of first $1 billion
                                                      0.60% of the next $4 billion
                                                      0.50% over $5 billion
--------------------------------------------------------------------------------------
                         Advisor                      0.65% of first $1 billion
                                                      0.55% of the next $4 billion
                                                      0.45% over $5 billion
--------------------------------------------------------------------------------------
Mid Cap Value            Investor and R               1.00%
--------------------------------------------------------------------------------------
                         Institutional                0.80%
--------------------------------------------------------------------------------------
                         Advisor                      0.75%
--------------------------------------------------------------------------------------
NT Large Company Value   Institutional                0.70% of first $1 billion
                                                      0.60% of the next $4 billion
                                                      0.50% over $5 billion
--------------------------------------------------------------------------------------
NT Mid Cap Value         Institutional                0.80%
--------------------------------------------------------------------------------------
Real Estate              Investor, B, C and R         1.20% of first $100 million
                                                      1.15% of the next $900 million
                                                      1.10% of the next $1.0 billion
                                                      1.05% over $2.0 billion
--------------------------------------------------------------------------------------
                         Institutional                1.00% of first $100 million
                                                      0.95% of the next $900 million
                                                      0.90% of the next $1.0 billion
                                                      0.85% over $2.0 billion
--------------------------------------------------------------------------------------
                         Advisor                      0.95% of first $100 million
                                                      0.90% of the next $900 million
                                                      0.85% of the next $1.0 billion
                                                      0.80% over $2.0 billion
--------------------------------------------------------------------------------------
Small Cap Value          Investor and C               1.25% of the first $2.5 billion
                                                      1.00% over $2.5 billion
--------------------------------------------------------------------------------------
                         Institutional                1.05% of the first $2.5 billion
                                                      0.80% over $2.5 billion
--------------------------------------------------------------------------------------
                         Advisor                      1.00% of the first $2.5 billion
                                                      0.75% over $2.5 billion
--------------------------------------------------------------------------------------
Value                    Investor, A, B, C and R      1.00% of the first $2.5 billion
                                                      0.95% of the next $2.5 billion
                                                      0.90% of the next $2.5 billion
                                                      0.85% over $7.5 billion
--------------------------------------------------------------------------------------
                         Institutional                0.80% of the first $2.5 billion
                                                      0.75% of the next $2.5 billion
                                                      0.70% of the next $2.5 billion
                                                      0.65% over $7.5 billion
--------------------------------------------------------------------------------------
                         Advisor                      0.75% of the first $2.5 billion
                                                      0.70% of the next $2.5 billion
                                                      0.65% of the next $2.5 billion
                                                      0.60% over $7.5 billion
--------------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or  until  the  first  meeting  of fund  shareholders  following  its execution,  whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management  agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote time and  attention  to any other  business,  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended March 31, 2007, 2006 and 2005 are indicated in the following table.

Unified Management Fees
--------------------------------------------------------------------------------
Fund/Class                     2007               2006               2005
--------------------------------------------------------------------------------
Equity Income               $51,707,703        $46,351,964        $32,736,171
--------------------------------------------------------------------------------
Equity Index                $3,355,819         $2,783,794         $3,225,669
--------------------------------------------------------------------------------
Large Company Value         $18,281,944        $14,026,998        $7,913,649
--------------------------------------------------------------------------------
Mid Cap Value               $2,390,210         $917,499           $272,297
--------------------------------------------------------------------------------
NT Large Company Value      $336,337           N/A                N/A
--------------------------------------------------------------------------------
NT Mid Cap Value            $192,541           N/A                N/A
--------------------------------------------------------------------------------
Real Estate                 $20,280,208        $12,118,199        $7,025,450
--------------------------------------------------------------------------------
Small Cap Value             $24,739,671        $24,513,482        $22,221,894
--------------------------------------------------------------------------------
Value                       $28,453,054        $27,601,592        $26,177,471

SUBADVISORS

Equity Index Fund

The  investment  management  agreement  provides  that the advisor may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Northern Trust  Investments,  N.A.  (Northern Trust) serves as subadvisor to the
Equity Index Fund under a subadvisory agreement between the advisor and Northern
Trust dated August 1, 2007. The subadvisory  agreement continues in effect until
July 31, 2009 and thereafter so long as its continuance is specifically approved by vote of a majority of the fund's  outstanding voting securities or by vote of a majority of the fund's directors,  including a majority of those directors who are neither  parties to the agreement nor interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The subadvisory  agreement is subject to termination without penalty on 60 days'
written  notice by Northern  Trust,  the advisor,  the Board of Directors,  or a majority of the fund's outstanding votes and will terminate automatically in the event of (i) its  assignment  or (ii)  termination  of the  investment  advisory agreement between the fund and the advisor.

The  subadvisory  agreement  provides that Northern  Trust will make  investment decisions  for the Equity Index Fund in  accordance  with the fund's  investment
objective,   policies,   and  restrictions,   and  whatever  additional  written
guidelines  it may  receive  from  the  advisor  from  time to time.  For  these services,  the advisor  pays  Northern  Trust a monthly fee at an annual rate of
0.02% of the fund's  average daily net assets up to $500  million,  0.01% of the average daily net assets over $500 million.

During the period  from the Equity  Index  Fund's  inception  to July 31,  2007,
Barclays  Global Fund Advisors (BGFA) served as the fund's  subadvisor.  For the fiscal  years  ended  March 31,  2007,  2006 and  2005,  the  advisor  paid BGFA subadvisory fees as listed in the following table:

Subadvisory Fees
--------------------------------------------------------------------------------
2007                                                       $x
--------------------------------------------------------------------------------
2006                                                       $198,001
--------------------------------------------------------------------------------
2005                                                       $195,452
--------------------------------------------------------------------------------

Real Estate Fund

The  investment  management  agreement  provides  that the advisor may  delegate certain  responsibilities under the agreement to a subadvisor.  Currently,  J.P.
Morgan  Investment  Management,  Inc.  (JPMIM)  serves as subadvisor to the Real
Estate Fund under a  subadvisory  agreement  between the advisor and JPMIM dated
January 1, 2000,  that was approved by  shareholders  on December 17, 1999.  The subadvisory  agreement  continues  for  an  initial  period  of  two  years  and thereafter so long as continuance is specifically approved by vote of a majority of the fund's  outstanding  voting  securities  or by vote of a majority  of the fund's  directors,  including  a majority  of those  directors  who are  neither parties to the  agreement  nor  interested  persons of any such  party,  cast in person at a meeting  called  for the  purpose  of voting on such  approval.  The subadvisory  agreement  is subject to  termination  without  penalty on 60 days'
written notice by the advisor, the Board of Directors,  a majority of the fund's outstanding  shares, or JPMIM, and will terminate  automatically in the event of
(i) its  assignment or (ii)  termination of the  investment  advisory  agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real  Estate  Fund in  accordance  with  the  fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the advisor from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's  average daily net assets up to $500  million,  0.400% of the average  daily net assets of the next
$500 million, 0.350% of the average daily net assets of the next $1.250 billion, and 0.330% of the average daily net assets over $2.250  billion.

For the fiscal years ended March 31, 2007,  2006 and 2005 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM Subadvisory Fees
--------------------------------------------------------------------------------
2007                                                              $x
--------------------------------------------------------------------------------
2006                                                              $4,799,550
--------------------------------------------------------------------------------
2005                                                              $2,836,427
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Equity Income Fund, Large Company Value Fund,
Mid Cap Value Fund, NT Large Company Value Fund,
NT Mid Cap Value Fund, Small Cap Value Fund and Value Fund

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (As of March 31, 2007)

                                         Registered Investment     Other Pooled            Other Accounts
                                         Companies (e.g.,          Investment Vehicles     (e.g., separate accounts
                                         other American            (e.g., commingled       and corporate accounts
                                         Century funds and         trusts and 529          including incubation
                                         American Century -        education savings       strategies and
                                         subadvised funds)         plans)                  corporate money)
-----------------------------------------------------------------------------------------------------------------
Equity Income
-----------------------------------------------------------------------------------------------------------------
Phillip N.           Number of Other             X                          X                      X
Davidson             Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Scott A. Moore       Number of Other             X                          X                      X
                     Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Kevin Toney          Number of Other             X                          X                      X
                     Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Large Company Value
-----------------------------------------------------------------------------------------------------------------
Charles A.           Number of Other             X                          X                      X
Ritter               Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Brendan Healy        Number of Other             X                          X                      X
                     Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
Phillip N.           Number of Other             X                          X                      X
Davidson             Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Scott A. Moore       Number of Other             X                          X                      X
                     Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X                          X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Michael Liss         Number of Other             X                          X                      X
                     Accounts Managed
                     -------------------------------------------------------------------------------------------
                     Assets in Other             X`                         X                      X
                     Accounts Managed
-----------------------------------------------------------------------------------------------------------------

Other Accounts Managed (As of March 31, 2007)
                                            Registered Investment     Other Pooled            Other Accounts
                                            Companies (e.g.,          Investment Vehicles     (e.g., separate accounts
                                            other American            (e.g., commingled       and corporate accounts
                                            Century funds and         trusts and 529          including incubation
                                            American Century -        education savings       strategies and
                                            subadvised funds)         plans)                  corporate money)
-----------------------------------------------------------------------------------------------------------------
NT Large Company Value
-----------------------------------------------------------------------------------------------------------------
Charles A. Ritter     Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Brendan Healy         Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
NT Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
Phillip N.            Number of Other            X                          X                      X
Davidson              Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Scott A. Moore        Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Michael Liss          Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------------------------------------------
Benjamin Z. Giele     Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Steve Roth            Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Value
-----------------------------------------------------------------------------------------------------------------
Phillip N.            Number of Other            X                          X                      X
Davidson              Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Scott A. Moore        Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------
Michael Liss          Number of Other            X                          X                      X
                      Accounts Managed
                      -------------------------------------------------------------------------------------------
                      Assets in Other            X                          X                      X
                      Accounts Managed
-----------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

Compensation

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information (other than NT Large Company Value and NT Mid Cap Value), investment performance  is  measured  by a  combination  of  one-  and  three-year  pre-tax performance  relative  to a  pre-established,  internally-customized  peer group and/or market benchmark.  Custom peer groups are constructed using all the funds in appropriate  Lipper or Morningstar  categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more  closely  represents  the fund's  true peers based on internal  investment  mandates and that is more stable (i.e., has less peer turnover) over the long-term.  In cases where a portfolio  manager has responsibility  for more than one policy  portfolio,  the performance of each is assigned a percentage weight  commensurate with the portfolio manager's level of responsibility.

With regard to tracking  portfolios,  such as NT Large  Company Value and NT Mid
Cap Value,  investment  performance  may be  measured  in a number of ways.  The performance of the tracking  portfolio may be measured against a customized peer group  and/or  market  benchmark  as  described  above  for  policy  portfolios.
Alternatively,   the  tracking  portfolio  may  be  evaluated  relative  to  the performance  of its  policy  portfolio,  with the goal of  matching  the  policy portfolio's  performance as closely as possible.  In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy  portfolio is the key metric.  This is the case for NT Large  Company
Value and NT Mid Cap Value.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

Restricted Stock Plans

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

Ownership of Securities

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of March 31, 2007, the fund's most recent fiscal year end.

Ownership of Securities
--------------------------------------------------------------------------------
                                   Aggregate Dollar Range of Securities in Fund
--------------------------------------------------------------------------------
Equity Income

     Phillip N. Davidson                 X
--------------------------------------------------------------------------------
     Scott A. Moore                      X
--------------------------------------------------------------------------------
     Kevin Toney                         X
--------------------------------------------------------------------------------
Large Company Value

     Charles A. Ritter                   X
--------------------------------------------------------------------------------
     Brendan Healy                       X
--------------------------------------------------------------------------------
Mid Cap Value

     Phillip N. Davidson                 X
--------------------------------------------------------------------------------
     Scott A. Moore                      X
--------------------------------------------------------------------------------
     Michael Liss                        X
--------------------------------------------------------------------------------
NT Large Company Value

     Charles A. Ritter                   X
--------------------------------------------------------------------------------
     Brendan Healy                       X
--------------------------------------------------------------------------------
NT Mid Cap Value

     Phillip N. Davidson                 X
--------------------------------------------------------------------------------
     Scott A. Moore                      X
--------------------------------------------------------------------------------
     Michael Liss                        X
--------------------------------------------------------------------------------
Small Cap Value

     Benjamin Z. Giele                   X
--------------------------------------------------------------------------------
     Steve Roth                          X
--------------------------------------------------------------------------------
Value

     Phillip N. Davidson                 X
--------------------------------------------------------------------------------
     Scott A. Moore                      X
--------------------------------------------------------------------------------
     Michael Liss                        X
--------------------------------------------------------------------------------

Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

Equity Index Fund

The  information  under this heading has been  provided by Northern  Trust,  the subadvisor for the Equity Index Fund.

Other Accounts Managed

The  individuals  named  as  portfolio  managers  in the  prospectus  were  also primarily  responsible  for the day-to-day  management of certain types of other portfolios and/or accounts in addition to the Equity Index Fund, as indicated in the table below.  None of these portfolios or accounts has an advisory fee based on the performance of the portfolio or account.

[Other Accounts and Conflicts of Interest disclosure  regarding Northern Trust to be provided by amendment.]

Other Accounts Managed (As of March 31, 2007)
                                              Registered              Other Pooled
                                              Investment Companies    Investment Vehicles    Other Accounts
------------------------------------------------------------------------------------------------------------
Equity Index
------------------------------------------------------------------------------------------------------------
X                    Number of Other                X                       X                      X
                     Accounts Managed
                     ---------------------------------------------------------------------------------------
                     Assets in Other                X                       X                      X
                     Accounts Managed
------------------------------------------------------------------------------------------------------------
X                    Number of Other                X                       X                      X
                     Accounts Managed
                     ---------------------------------------------------------------------------------------
                     Assets in Other                X                       X                      X
                     Accounts Managed
------------------------------------------------------------------------------------------------------------

Real Estate Fund

The  information  under this heading has been provided by JPMIM,  the subadvisor for the Real Estate Fund.

Other Accounts Managed

The portfolio manager also is responsible for the day-to-day management of other accounts, as indicated by the following table.

Other Accounts Managed (As of March 31, 2007)
                                              Registered              Other Pooled
                                              Investment Companies    Investment Vehicles    Other Accounts(1)
--------------------------------------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------------------------------------
Scott W. Blasdell    Number of Other                 X                     X                     X
                     Accounts Managed
                     -----------------------------------------------------------------------------------------
                     Assets in Other                 X                     X                     X
                     Accounts Managed
--------------------------------------------------------------------------------------------------------------
Kay Herr             Number of Other                 X                     X                     X
                     Accounts Managed
                     -----------------------------------------------------------------------------------------
                     Assets in Other                 X                     X                     X
                     Accounts Managed
--------------------------------------------------------------------------------------------------------------

(1)  One of the four other accounts,  totaling $165.2 million in assets,  has an advisory fee that is based on the performance of the account.

Potential Conflicts of Interest

The chart above shows the number, type and market value as of March 31, 2007, of the  accounts  other  than the fund that are  managed  by the  fund's  portfolio manager.  The  potential  material  conflicts  of  interest  that  may  arise in connection  with  the  portfolio  manager's  management  of  the  fund  and  the management of his other accounts include:

(1)  A  conflict  between  investment  strategy  of the fund and the  investment strategy of the other accounts managed by the portfolio manager.

(2)  A conflict in allocation of investment  opportunities  between the fund and
     the  other  accounts  managed  by  the  portfolio  manager.   However,  the
     subadvisor's   allocation  practices  are  designed  to  achieve  fair  and equitable  allocation  of investment  opportunities  among its clients over time.  Orders for the same equity  security are  aggregated  on a continual basis throughout each trading day consistent with the subadvisor's  duty of best execution for its clients.  If aggregated  trades are fully  executed, accounts  participating in the trade will be allocated their pro rata share on an average  price  basis.  For equity  securities,  partially  completed orders  generally will be allocated among accounts with similar  investment objectives  and  strategies on a pro-rata  average price basis,  subject to certain  limited  exceptions.  One  such  exception  provides  that  if  an allocation results in a de minimis  allocation  relative to the size of the account or its  investment  strategy,  the allocation may be reallocated to other accounts.  While  aggregation of the fund's order for a security with orders for the  subadvisor's  other  clients  seeks to achieve an equitable allocation  of the  order  between  the  fund  and the  subadvisor's  other clients,  it may  adversely  affect the size of the  position  the fund may obtain or the price paid or received by the fund.

(3)  The  fund  is  subject  to  different  regulation  than  the  other  pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory  requirements,  the fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

Compensation

The subdvisor's  portfolio  managers  participate in a competitive  compensation program  that is designed to attract and retain  outstanding  people and closely
link  the  performance  of  investment   professionals   to  client   investment
objectives.  The total  compensation  program  includes a base salary fixed from year to year and a variable  performance bonus consisting of cash incentives and restricted  stock and, in some cases,  mandatory  deferred  compensation.  These elements reflect individual  performance and the performance of the subadvisor's business as a whole.

Each portfolio  manager's  performance is formally evaluated annually based on a variety of factors  including the aggregate size and blended  performance of the portfolios such portfolio manager manages.  Individual  contribution relative to client goals  carries the highest  impact.  Portfolio  manager  compensation  is primarily  driven by meeting or exceeding  clients' risk and return  objectives, relative  performance to competitors or competitive  indices and compliance with
firm  policies  and  regulatory  requirements.   In  evaluating  each  portfolio
manager's  performance  with respect to the mutual funds he or she manages,  the funds' pre-tax  performance is compared to the appropriate market peer group and to each fund's  benchmark index listed in the fund's  prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund).  Investment  performance  is generally  more heavily  weighted to the long-term.

Stock awards are granted as part of an employee's  annual  performance bonus and comprise from 0% to 35% of a portfolio  manager's  total award.  As the level of incentive  compensation  increases,  the percentage of  compensation  awarded in restricted stock also increases.  Certain  investment  professionals may also be subject  to a  mandatory  deferral  of a  portion  of  their  compensation  into proprietary mutual funds based on long-term sustained investment performance.

Ownership of Securities

As of March 31,  2007,  the fund's most recent  fiscal year end,  the  portfolio managers beneficially owned no shares of the fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC (ACS), 4500 Main Street,  Kansas City,  Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACS's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
Investment Advisor on page x.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  Investment
Advisor on page x. ACIS does not earn  commissions for  distributing  the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York,  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the assets of the funds. Goldman, Sachs & Co., 85 Broad Street, New
York, New York 10004,  maintains custody accounts for the safekeeping of futures trading margin for all funds except Equity Index and Real Estate. The custodians take no part in determining the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the  custodians.  JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the funds.  The address of Deloitte & Touche LLP is 1100 Walnut  Street,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting  brokers.  For Equity Index and the Real Estate Fund,  the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the  subadvisor  under the  terms of the  applicable  investment  subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and  dealers.  The advisor or the  subadvisor  evaluates  such  information  and services,  together with all other  information that it may have, in supervising and managing the investments of the funds.  Because the information and services may vary in amount,  quality  and  reliability,  their  influence  in  selecting brokers  varies from none to very  substantial.  The  advisor or the  subadvisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will  be in  addition  to and not in lieu of  services  to be  performed  by the advisor.  The advisor does not use brokers that  provide  such  information  and services  to reduce the  expense of  providing  required  services to the funds.
Because  NT Large  Company  Value  Fund and NT Mid Cap  Value  Fund  were not in operation as of the fiscal year end, they are not included in the table below.

In the fiscal years March 31, 2007, 2006, and 2005, the brokerage commissions of each fund are listed in the following table:

Fund                          2007              2006                   2005
--------------------------------------------------------------------------------
Equity Income              $5,352,613         $5,328,101            $5,498,584
--------------------------------------------------------------------------------
Equity Index               $29,017            $88,426               $43,485
--------------------------------------------------------------------------------
Large Company Value        $322,466           $360,868              $409,532
--------------------------------------------------------------------------------
Mid Cap Value              $442,989           $222,402              $80,775
--------------------------------------------------------------------------------
NT Large Company Value     $12,198            N/A                   N/A
--------------------------------------------------------------------------------
NT Mid Cap Value           $45,629            N/A                   N/A
--------------------------------------------------------------------------------
Real Estate                $7,729,724         $5,068,027            $3,465,071
--------------------------------------------------------------------------------
Small Cap Value            $2,924,130         $2,724,024            $3,445,890
--------------------------------------------------------------------------------
Value                      $3,086,940         $4,248,322            $5,351,928
--------------------------------------------------------------------------------

The funds'  distributor  (ACIS) and investment advisor (ACGIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC.  The funds  paid J.P.  Morgan  Securities  Inc.  (JPMS),  the  following brokerage commissions for the fiscal years ended March 31, 2007, 2006 and 2005.

                              2007              2006              2005
                           -----------------------------------------------------
Fund                          JPMS              JPMS              JPMS
--------------------------------------------------------------------------------
Equity Income                 $6,707            $18,932           $13,368
--------------------------------------------------------------------------------
Equity Index                  -                 -                 -
--------------------------------------------------------------------------------
Large Company Value           $464              $536              $476
--------------------------------------------------------------------------------
Mid Cap Value                 $929              $92               $141
--------------------------------------------------------------------------------
NT Large Company Value        -                 N/A               N/A
--------------------------------------------------------------------------------
NT Mid Cap Value              $20               N/A               N/A
--------------------------------------------------------------------------------
Real Estate                   -                 -                 -
--------------------------------------------------------------------------------
Small Cap Value               $2,400            -                 $6,806
--------------------------------------------------------------------------------
Value                         $3,835            $3,640            $7,391
--------------------------------------------------------------------------------

For the  fiscal  year  ended  March 31,  2007,  the  following  table  shows the percentage of each fund's aggregate  brokerage  commissions paid to JPMS and the percentage  of each fund's  aggregate  dollar  amount of portfolio  transactions involving the payment of commissions effected through JPMS.

------------------------------------------------------------------------------
                                    Percentage of      Percentage of Dollar
                                Brokerage Commissions   Amount of Portfolio
                                                           Transactions
--------------------------------------------------------------------------------
Fund                                    JPMS                  JPMS
--------------------------------------------------------------------------------
Equity Income                           0.12%                 0.05%
--------------------------------------------------------------------------------
Equity Index                            -                     -
--------------------------------------------------------------------------------
Large Company Value                     0.14%                 0.16%
--------------------------------------------------------------------------------
Mid Cap Value                           0.21%                 0.05%
--------------------------------------------------------------------------------
NT Large Company Value                  -                     -
--------------------------------------------------------------------------------
NT Mid Cap Value                        0.04%                 0.03%
--------------------------------------------------------------------------------
Real Estate                             -                     -
--------------------------------------------------------------------------------
Small Cap Value                         0.08%                 0.07%
--------------------------------------------------------------------------------
Value                                   0.12%                 0.05%
--------------------------------------------------------------------------------

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing  asset  levels  throughout  the year,  portfolio  turnover, varying market conditions and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might  have  charged  for the  same  transactions  because  of the  value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities  transactions  may be used by the advisor in servicing all of its  accounts,  and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.

                                                              Value of Securities
Fund                     Broker, Dealer or Parent             Owned as of March 31, 2007
----------------------------------------------------------------------------------------
Equity Income            Bank of America Corp.               $196,906,588
----------------------------------------------------------------------------------------
                         Deutsche Bank AG                    $103,758,655
----------------------------------------------------------------------------------------
                         Morgan Stanley                      $91,758,167
----------------------------------------------------------------------------------------
                         Lehman Brothers Holdings            $72,363,779
----------------------------------------------------------------------------------------
                         Wachovia Bank N.A.                  $52,139,247
----------------------------------------------------------------------------------------
                         Citigroup, Inc.                     $50,448,036
----------------------------------------------------------------------------------------
                         Credit Suisse Group                 $35,749,433
----------------------------------------------------------------------------------------
                         Goldman Sachs Group Inc.            $10,024,630
----------------------------------------------------------------------------------------
                         Merrill Lynch & Co., Inc.           $3,888,619
----------------------------------------------------------------------------------------
Equity Index             Citigroup, Inc.                     $20,360,055
----------------------------------------------------------------------------------------
                         Bank of America Corp.               $18,467,403
----------------------------------------------------------------------------------------
                         Wachovia Corp.                      $8,480,011
----------------------------------------------------------------------------------------
                         Merrill Lynch & Co., Inc.           $5,834,178
----------------------------------------------------------------------------------------
                         Goldman Sachs Group Inc.            $6,931,402
----------------------------------------------------------------------------------------
                         Morgan Stanley                      $6,774,384
----------------------------------------------------------------------------------------
                         Lehman Brothers Holdings, Inc.      $2,994,582
----------------------------------------------------------------------------------------
                         Charles Schwab Corp.                $1,508,980
----------------------------------------------------------------------------------------
                         Ameriprise Financial Inc.           $1,115,430
----------------------------------------------------------------------------------------
                         Fiserv Inc.                         $741,726
----------------------------------------------------------------------------------------
                         E*Trade Financial Corp.             $730,647
----------------------------------------------------------------------------------------
Large Company Value      Merrill Lynch                       $42,109,052
----------------------------------------------------------------------------------------
                         Morgan Stanley                      $44,507,276
----------------------------------------------------------------------------------------
                         Bank of America Corp.               $90,208,462
----------------------------------------------------------------------------------------
                         Citigroup Inc.                      $125,192,590
----------------------------------------------------------------------------------------
                         Wachovia Corp.                      $41,463,660
----------------------------------------------------------------------------------------
                         Fiserv Inc.                         $14,161,714
----------------------------------------------------------------------------------------
Mid Cap Value            None
----------------------------------------------------------------------------------------
NT Large Company Value   Citigroup Inc.                      $3,444,914
----------------------------------------------------------------------------------------
                         Bank of America Corp.               $2,479,572
----------------------------------------------------------------------------------------
                         Morgan Stanley                      $1,220,780
----------------------------------------------------------------------------------------
                         Wachovia Corp.                      $1,145,040
----------------------------------------------------------------------------------------
                         Merrill Lynch & Co., Inc.           $1,127,046
----------------------------------------------------------------------------------------
                         Fiserv Inc.                         $382,032
----------------------------------------------------------------------------------------
NT Mid Cap Value         None
----------------------------------------------------------------------------------------
Real Estate              None
----------------------------------------------------------------------------------------
Small Cap Value          None
----------------------------------------------------------------------------------------
Value                    Bank of America Corp.               $147,456,729
----------------------------------------------------------------------------------------
                         Citigroup, Inc.                     $33,502,122
----------------------------------------------------------------------------------------
                         Merrill Lynch & Co., Inc.           $15,253,996
----------------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets  belonging to each series are held  separately by the custodian,  and the shares of each series  represent  a  beneficial  interest in the  principal, earnings  and profit (or losses) of  investments  and other assets held for each series. Within their respective series, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's  Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares:  Investor Class,  Institutional Class, A Class, B
Class,  C Class,  R Class  and  Advisor  Class.  Not all  funds  offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  about revenues and expenses under the plans is presented to the Board of Directors  quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The plans may be amended by a vote  of the  Board  of  Directors,  including  a  majority  of the  independent directors,  except that the plans may not be amended to materially  increase the amount spent for distribution  without majority  approval of the shareholders of the  affected  class.  The  plans  terminate  automatically  in the  event of an assignment  and may be terminated  upon a vote of a majority of the  independent directors or by a majority of the outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  During the fiscal year ended March 31,  2007,  the  aggregate amount of fees paid under the A Class Plan was:

     Large Company Value            $575,638
     Value                          $167,555

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended March 31, 2007,  the aggregate  amount of fees paid under the B Class Plan was:

     Large Company Value        $166,291
     Value                       $72,697

Because the B Classes of Equity  Income and Real Estate were not in operation as of the fiscal year end, they are not included.  The distributor then makes these
payments  to  the   financial   intermediaries   (including   underwriters   and
broker-dealers,  who may use some of the proceeds to compensate sales personnel)
who offer the B Class shares for the  services  described  below.  No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C Class Plan

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended March 31, 2007,  the aggregate  amount of fees paid under the C Class Plan was:

     Equity Income            $1,098,109
     Large Company Value        $664,965
     Small Cap Value             $35,293
     Value                      $205,960

Because  the C Class of Real Estate was not in  operation  as of the fiscal year end,  it is not  included.  The  distributor  then makes  these  payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services  described  below.  No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R Class Plan

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended March 31,  2007,  the  aggregate amount of fees paid under the R Class Plan was:

     Equity Income                      $163,176
     Large Company Value                $68,920
     Mid Cap Value                      $751
     Value                              $886

Because  the R Class of Real Estate was not in  operation  as of the fiscal year end,  it is not  included.  The  distributor  then makes  these  payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services  described  below.  No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

Advisor Class Plan

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended March 31,  2007,  the  aggregate amount of fees paid under the Advisor Class Plan was:

     Equity Income            $5,080,684
     Large Company Value      $1,160,782
     Mid Cap Value               $63,476
     Real Estate              $2,026,164
     Small Cap Value          $2,165,348
     Value                    $1,162,100

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales personnel) who offer the Advisor Class shares for the services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that use the funds as underlying  investment  media) of shares and
     placing   purchase,   exchange  and  redemption   orders  with  the  funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties  or  providing  the  information  to a fund as  necessary  for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semiannual financial statements, and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

     Equity Income            $2,540,342
     Large Company Value        $580,391
     Mid Cap Value               $31,738
     Real Estate              $1,013,082
     Small Cap Value          $1,082,674
     Value                      $581,050

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' investors and prospective investors;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service  fees" for the  provision of  personal,  continuing services to investors,  as  contemplated  by the Conduct Rules of the NASD;
     and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2007,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

     Equity Income            $2,540,342
     Large Company Value        $580,391
     Mid Cap Value               $31,738
     Real Estate              $1,013,100
     Small Cap Value          $1,082,674
     Value                      $581,050

Sales Charges

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled Investing
Through  a  Financial  Intermediary.  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived in the following situations:

o    Employer-sponsored retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended March 31, 2007, were:

     Large Company Value              $1

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended March 31, 2007, were:

     Large Company Value         $33,279
     Value                       $18,775

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended March 31, 2007, were:

     Equity Income               $18,386
     Large Company Value          $2,971
     Value                        $4,528

Payments to Dealers

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

Purchase Amount                                    Dealer Concession
--------------------------------------------------------------------------------
LESS THAN $50,000                                  5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                  4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                            1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                            0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                           0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored  retirement plans.
Payments  will equal 4.00% of the purchase  price of B Class shares and 1.00% of the  purchase  price  of  the C  Class  shares  sold  by the  intermediary.  The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the C Class  distribution  and individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide  additional  payments to dealers, including but not limited to payment  assistance for  conferences  and seminars, provision of sales or training  programs for dealer  employees and/or the public
(including,   in  some  cases,   payment  for  travel  expenses  for  registered
representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events.  Other  payments may be offered as well,  and all such payments will be consistent  with  applicable  law,  including the  then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

American Century  considers  employer-sponsored  retirement plans to include the following:

o  401(a) plans

o  pension plans

o  profit sharing plans

o  401k plans

o  money purchase plans

o  target benefit plans

o  Taft-Hartley multi-employer pension plans

o  SERP and "Top Hat" plans

o  ERISA trusts

o  employee benefit trusts

o  457 plans

o  KEOGH plans

o  employer-sponsored 403(b) plans (including self-directed)

o  nonqualified deferred compensation plans

o  nonqualified excess benefit plans

o  nonqualified retirement plans

o  SIMPLE IRAs

o  SEP IRAs

o  SARSEP

Traditional  and Roth  IRAs  are not  considered  employer-sponsored  retirement plans.  The following  table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                Employer-Sponsored    Traditional and
                                                Retirement Plans      Roth IRAs
-------------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)       Yes                   Yes
-------------------------------------------------------------------------------------
A Class shares may be purchased with            Yes, for plans        Yes
dealer concessions and sales charge             under $1 million
-------------------------------------------------------------------------------------
B Class shares may be purchased(2)              No(3)                 Yes
-------------------------------------------------------------------------------------
C Class shares may be purchased with            Yes, for plans        Yes
dealer concessions and CDSC(2)                  under $1 million
-------------------------------------------------------------------------------------
C Class shares may be purchased with            Yes                   No
no dealer concessions and CDSC(1) (2)
-------------------------------------------------------------------------------------
Institutional Class shares may be purchased     Yes                   Yes
-------------------------------------------------------------------------------------
Investor Class shares may be purchased          Yes                   Yes
-------------------------------------------------------------------------------------
Advisor Class shares may be purchased           Yes                   Yes
-------------------------------------------------------------------------------------
R Class shares may be purchased                 Yes                   No(4)
-------------------------------------------------------------------------------------

(1)  Refer to the prospectus regarding sales charges and CDSC waivers.

(2)  Refer to the prospectus for maximum purchase requirements.

(3)  SIMPLE  IRA  Plans,  SEP IRA Plans and SARSEP  Plans  established  prior to
     August 1, 2006 may make additional purchases.

(4)  Accounts established prior to August 1, 2006 may make additional purchases.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering
Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the  bid and  asked  prices  provided  by  investment  dealers  according  to procedures established by the Board of Directors.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount or premium,  unless the  directors determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   these   calculations   do   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such calculation,  and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the fund in the manner in which they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from  gains on assets  held by a fund  longer  than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders. Alternatively, the fund may elect to recognize cumulative gains on
such  investments  and  distribute  them  to   shareholders.   Any  distribution
attributable to a PFIC is characterized as ordinary income.

As of March 31, 2007, the fund in the table below had the following capital loss carryover,  which expires in the years and amounts listed.  The other funds have no capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund              2008       2009       2010       2011      2012       2013
--------------------------------------------------------------------------------
Equity Index       X          X          X          X          X          X
--------------------------------------------------------------------------------

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate on reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction) will be a taxable transaction for federal income tax purposes,  and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  postponing  the  recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial  part of those  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual
interests  in  real  estate  mortgage   investment   conduits.   Under  Treasury
regulations,  a portion of a fund's income from a REIT that is  attributable  to the REIT's  residual  interest  in a real  estate  mortgage  investment  conduit
(REMIC)  (referred to in the Code as an "excess  inclusion")  will be subject to federal  income  tax  in all  events.  These  regulations  provide  that  excess inclusion  income of a regulated  investment  company,  such as a fund,  will be allocated to shareholders of the regulated  investment  company in proportion to the  dividends  received  by  them  with  the  same  consequences  as  if  these shareholders  held the related REMIC  residual  interest  directly.  In general, excess  inclusion  income  allocated to shareholders (i) cannot be offset by net
operating   losses   (subject  to  a  limited   exception  for  certain   thrift
institutions)  and (ii) will  constitute  unrelated  business  taxable income to entities (including a qualified pension plan, an individual  retirement account, a 401(k)  plan,  a Keogh  plan or other  tax-exempt  entity)  subject  to tax on unrelated  business  inclusion  income,  thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization"  (as  defined  in the  Code)  is a record  holder  of a share in a regulated  investment  company,  then the regulated  investment  company will be subject to a tax equal to that  portion of its excess  inclusion  income for the taxable year that is allocable to the disqualified  organization,  multiplied by the highest federal income tax rate imposed on corporations.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The  financial  statements  for Equity  Income Fund,  Equity  Index Fund,  Large
Company Value Fund, Mid Cap Value Fund,  Real Estate Fund,  Small Cap Value Fund
and  Value  Fund  have  been  audited  by  Deloitte  & Touche  LLP,  independent registered public  accounting firm. The Report of Independent  Registered Public
Accounting Firm and the financial  statements  included in the annual reports of these funds for the fiscal year ended March 31, 2007, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA                 This  is  the  highest  rating  assigned  by  S&P  to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to
                    pay  interest  and  repay   principal.   Adverse   business,
                    financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.
--------------------------------------------------------------------------------
B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.
--------------------------------------------------------------------------------

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D          The ratings of obligations in these  categories are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of
                    50%-90% and D the lowest  recovery  potential,  i.e.,  below
                    50%.
--------------------------------------------------------------------------------
                    Entities rated in these categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.

--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings
--------------------------------------------------------------------------------
S&P           Moody's                       Description
--------------------------------------------------------------------------------
A-1           Prime-1         This indicates that the degree of safety regarding
              (P-1)           timely payment is strong.  Standard & Poor's rates
                              those  issues   determined  to  possess  extremely
                              strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2           Prime-2         Capacity for timely payment on commercial paper is
              (P-2)           satisfactory, but the relative degree of safety is
                              not as high as for issues designated A-1. Earnings
                              trends and coverage ratios,  while sound,  will be
                              more   subject   to   variation.    Capitalization
                              characteristics,  while still appropriate,  may be
                              more  affected  by  external   conditions.   Ample
                              alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3           Prime-3         Satisfactory capacity for timely repayment. Issues
              (P-3)           that  carry  this   rating   are   somewhat   more
                              vulnerable to the adverse changes in circumstances
                              than obligations carrying the higher designations.
--------------------------------------------------------------------------------

Note Ratings
--------------------------------------------------------------------------------
S&P           Moody's                      Description
--------------------------------------------------------------------------------
SP-1          MIG-1;          Notes are of the highest  quality  enjoying strong
              VMIG-1          protection  from  established  cash flows of funds
                              for  their  servicing  or  from   established  and
                              broad-based  access to the market for refinancing,
                              or both.
--------------------------------------------------------------------------------
SP-2          MIG-2;          Notes are of high  quality  with ample  margins of
              VMIG-2          protection,  although  not  so  large  as  in  the
                              preceding group.
--------------------------------------------------------------------------------
SP-3          MIG-3;          Notes are of  favorable  quality with all security
              VMIG-3          elements accounted for, but lacking the undeniable
                              strength of the  preceding  grades.  Market access
                              for refinancing,  in particular, is less likely to
                              be well-established.

--------------------------------------------------------------------------------
SP-4          MIG-4;          Notes are of adequate  quality,  carrying specific
              VMIG-4          risk but having  protection  and not distinctly or
                              predominantly speculative.
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  online at americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

o  an employer-sponsored retirement plan

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and
Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                           SEC Public Reference Room
                                    Washington, D.C.
                                    Call 202-942-8090 for location and hours.

On the Internet                     o EDGAR database at sec.gov
                                    o By email request at publicinfo@sec.gov

By mail                             SEC Public Reference Section
                                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

American Century Investments
americancentury.com

Self-Directed Retail Investors       Banks and Trust Companies, Broker-Dealers,
P.O. Box 419200                      Financial Professionals, Insurance Companies
Kansas City, Missouri 64141-6200     P.O. Box 419786
1-800-345-2021 or 816-531-5575       Kansas City, Missouri 64141-6786
                                     1-800-345-6488

SH-SAI-54950   0708

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed  electronically as Exhibit 1a to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-64872, and incorporated herein by reference).

          (3) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (4) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc.,  dated  September  9,  1996  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (5) Articles of Amendment of  Twentieth  Century  Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1c  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (6) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (7) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,   dated  April  30,  1997   (filed   electronically   as  Exhibit  b1e  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

          (8)  Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 15, 1997 (filed  electronically as
Exhibit b1f to Post-Effective  Amendment No. 8 to the Registration  Statement of
the Registrant on May 21, 1997, File No. 33-64872,  and  incorporated  herein by reference).

          (9) Articles of Merger merging RREEF  Securities  Fund,  Inc. with and into  American  Century  Capital  Portfolios,  Inc.,  dated June 13, 1997 (filed electronically  as  Exhibit  a8  to  Post-Effective  Amendment  No.  15  to  the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and
incorporated herein by reference).

          (10) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  18,  1997  (filed   electronically  as  Exhibit  b1g  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (11) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 1, 1998 (filed  electronically as Exhibit b1h to Post-Effective
Amendment  No. 11 to the  Registration  Statement of the  Registrant on June 26,
1998, File No. 33-64872, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  29,  1999  (filed   electronically   as  Exhibit  b1i  to
Post-Effective  Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a12  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (14)  Certificate of Correction to Articles  Supplementary of American
Century Capital  Portfolios,  Inc., dated May 12, 1999 (filed  electronically as
Exhibit a15 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (15) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 2, 1999 (filed  electronically as Exhibit a13 to Post-Effective
Amendment  No. 16 to the  Registration  Statement of the  Registrant on July 29,
1999, File No. 33-64872, and incorporated herein by reference).

          (16) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 8, 2000 (filed  electronically as Exhibit a14 to Post-Effective
Amendment  No. 17 to the  Registration  Statement of the  Registrant on July 28,
2000, File No. 33-64872, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a17 to Post-Effective
Amendment  No. 21 to the  Registration  Statement of the  Registrant on July 30,
2001, File No. 33-64872, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  August  23,  2001  (filed   electronically   as  Exhibit  a18  to
Post-Effective  Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (22) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Capital Portfolios,  Inc., dated June 17, 2002 (filed  electronically as
Exhibit a22 to Post-Effective  Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (26) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated   August  6,  2003  (filed   electronically   as  Exhibit  a26  to
Post-Effective  Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  November  5,  2003  (filed   electronically   as  Exhibit  a27  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  12,  2004  (filed   electronically   as  Exhibit  a28  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective
Amendment  No. 31 to the  Registration  Statement of the  Registrant  on May 26,
2004, File No. 33-64872, and incorporated herein by reference).

          (30) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 7, 2004 (filed  electronically as Exhibit a30 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (31) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (32) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 22, 2005 (filed electronically as Exhibit a32 to Post-Effective
Amendment  No. 34 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 33-64872, and incorporated herein by reference).

          (33) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December 13, 2005 (filed  electronically  as Exhibit  1(gg) to the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 33-64872, and incorporated herein by reference).

          (34) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  March  15,  2006   (filed   electronically   as  Exhibit  a34  to
Post-Effective  Amendment No. 37 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

          (35) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 9, 2007, are included herein.

          (36) Articles  Supplementary of American  Century Capital  Portfolios,
Inc. (to be filed by amendment).

     (b)  Amended and Restated By-Laws, dated September 21, 2004 (filed electronically as
Exhibit b to Post-Effective Amendment No. 33 to the Registration Statement of the
Registrant on May 16, 2005, File No. 33-64872, and incorporated herein by reference).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein,
Article Fifth, Article Seventh and Article Eighth of Registrant's Articles of
Incorporation, appearing as Exhibit a1 herein, and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11,
22, 25, 30, 31, 32, 33, 39, 40 and 51 of Registrant's Amended and Restated By-Laws,
appearing as Exhibit b herein.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc.,  dated  August  1,  2006  (filed  electronically  as  Exhibit  6(a) to the
Registration Statement on Form N-14 of the Registrant on February 27, 2007, File
No. 333-140909, and incorporated herein by reference).

          (2) Management Agreement with American Century Investment  Management,
Inc., dated April 28, 2006 (filed electronically as Exhibit d3 to Post-Effective
Amendment No. 37 to the  Registration  Statement of the  Registrant on April 28,
2006, File No. 33-64872, and incorporated herein by reference).

          (3)  Subadvisory  Agreement by and between  American  Century  Capital
Portfolios,  Inc., American Century Investment Management,  Inc. and J.P. Morgan
Investment  Management,  Inc.,  dated  January  1, 2000  (filed as Exhibit d2 to
Post-Effective Amendment No. 17 to the Registration Statement of the Registrant,
File  No.  33-64872,  filed  on  July  28,  2000,  and  incorporated  herein  by reference).

          (4) Amendment to Subadvisory Agreement by and between American Century
Capital Portfolios,  Inc., American Century Investment Management, Inc. and J.P.
Morgan Investment Management, Inc., dated January 1, 2007, is included herein.

          (5)  Investment   Subadvisory   Agreement   between  American  Century
Investment Management,  Inc. and Northern Trust Investments,  N.A., dated August
1, 2007 (to be filed by amendment).

          (6) Management Agreement with American Century Investment  Management,
Inc., dated August 1, 2007 (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated November 29, 2006 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 45 to the Registration  Statement of
American Century  Quantitative Equity Funds, Inc. on November 29, 2006, File No.
33-19589, and incorporated herein by reference).

          (2) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Post-Effective  Amendment No. 25 to the Registration Statement of American
Century  International  Bond Funds on April 30,  2007,  File No.  333-43321  and
incorporated herein by reference).

          (3) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7)  Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006  (filed  electronically  as Exhibit g6 to
Post-Effective  Amendment No. 37 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-64872, and incorporated herein by reference).

          (8) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g7 to Post-Effective  Amendment No. 37
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
33-64872, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  August 1,  1993  (filed  electronically  as  Exhibit 9 to  Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target  Maturities  Trust, on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  13,  2006  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  28,  2006,  File No.  2-82734,  and  incorporated  herein by reference).

          (4)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  Consent of Deloitte & Touche LLP, independent registered public accounting firm
(to be filed by amendment).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration  Statement of the Registrant on February 17,
1998, File No. 33-64872, and incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872,  and incorporated  herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872,  and incorporated  herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
the Registrant on July 29, 2004, File No. 33-64872,  and incorporated  herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (20)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed  electronically as Exhibit m20 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (21)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

          (22) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (23)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (25)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (26)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (27)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (28)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed  electronically as Exhibit m27 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (29)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  29,  2006  (filed
electronically  as  Exhibit  m34  to  Post-Effective  Amendment  No.  46 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
November 29, 2006, File No. 33-19589, and incorporated herein by reference).

          (30) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (31)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (32)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American Century Mutual Funds,  Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (33)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (34)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (35)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (36)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed  electronically as Exhibit m34 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (37)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  29,  2006  (filed
electronically  as  Exhibit  m42  to  Post-Effective  Amendment  No.  46 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
November 29, 2006, File No. 33-19589, and incorporated herein by reference).

          (38)  Amendment  No.  8 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

          (39) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (40)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (41)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (42)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (43)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (44)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed  electronically as Exhibit m40 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (45)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   November  29,  2006  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  46 to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2006, File No. 33-19589, and incorporated herein by reference).

          (46)  Amendment  No.  47 to the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File  No.2-82734,  and  incorporated  herein  by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated March 30, 2006 (filed  electronically  as Exhibit n12 to the  Registration
Statement of American  Century  Strategic Asset  Allocations,  Inc. on March 30,
2006, File No. 33-79482, and incorporated herein by reference).

          (13) Amendment No. 12 to the Amended and Restated Multiple Class Plan,
dated November 29, 2006 (filed  electronically  as Exhibit n13 to Post-Effective
Amendment No. 46 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on November 29, 2006, File No.  33-19589,  and  incorporated herein by reference).

          (14) Amendment No. 13 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

      (o)  Reserved.

      (p) (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed
electronically   as  Exhibit  p2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (3) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration  Statement of the Registrant on April 20, 2001, File No.  33-64872,
and incorporated herein by reference).

          (4) Northern  Trust  Investments,  N.A. Code of Ethics (to be filed by amendment).

     (q)  (1) Power of Attorney,  dated March 7, 2007 (filed  electronically  as
Exhibit q1 to the  Registration  Statement of American  Century  Strategic Asset
Allocations,  Inc. on March 29, 2007, File No. 33-79482, and incorporated herein by reference).

          (2)   Secretary's   Certificate,   dated   March   13,   2007   (filed
electronically  as Exhibit q2 to the Registration  Statement of American Century
Strategic  Asset  Allocations,  Inc. on March 29, 2007, File No.  33-79482,  and
incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Fund

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer  of  ACIM  and  ACGIM).   Also  serves  as  Chief   Investment
          Officer-International  Equity. Served as President and Chief Executive
          Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

The  subadvisor  for Real  Estate  is J.P.  Morgan  Investment  Management  Inc.
(JPMIM).  Additional  information  about the business and other  connections  of
JPMIM is available in Part I of JPMIM's Form ADV and the schedules  thereto (SEC file number 801-21011).

Information  regarding Northern Trust Investments,  N.A.,  subadvisor for Equity
Index, to be filed by amendment.

Item 27.  Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The following is a list of the directors and executive officers of ACIS:

Name and Principal        Positions and Offices            Positions and Offices
Business Address*         with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.    Director                          Director and
                                                           Vice Chairman

Jonathan S. Thomas       Director                          President and
                                                           Advisory Board
                                                           Member

Brian Jeter              President and Chief               none
                         Executive Officer

Jon W. Zindel            Senior Vice President             Tax Officer
                         and Chief Accounting Officer

David K. Anderson        Chief Financial Officer           none

Donna Byers              Senior Vice President             none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             none

Kristin E. Chandler      Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American  Century  Services,  LLC, 4500 Main Street,  Kansas City, MO 64111;  JP
Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; Commerce Bank, N.A.,
1000 Walnut,  Kansas City, MO 64105; and Goldman,  Sachs & Co., 85 Broad Street,
New  York,  NY 10004.  Certain  records  relating  to the  day-to-day  portfolio management of Equity Index are kept in the offices of the applicable subadvisor.
Records for the period fro Equity Index's inception to July 31, 2007 are kept at the offices of Barclays  Global Fund Advisors  (BGFA),  45 Fremont  Street,  San
Francisco,  CA 94105.  Beginning on August 1, 2007,  records will be kept at the offices of Northern Trust  Investments,  N.A., 50 LaSalle  Street,  Chicago,  IL
60603.  Certain records relating to the day-to-day  portfolio management of Real
Estate  are  kept in the  offices  of the  subadvisor,  J.P.  Morgan  Investment
Management, Inc., 245 Park Avenue, New York, NY 10167.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 15th day of May, 2007.

                               AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                                  (Registrant)

                               By:  *
                                    ----------------------------------------
                                    Jonathan S. Thomas
                                    President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                 DATE
---------                   -----                                 ----

*                          President                          May 15, 2007
----------------------
Jonathan S. Thomas

*                          Vice President, Treasurer and      May 15, 2007
----------------------     Chief Financial Officer
Robert J. Leach

*                          Vice Chairman of the Board         May 15, 2007
----------------------     and Director
James E. Stowers, Jr.

*                          Director                           May 15, 2007
----------------------
Thomas A. Brown

*                          Director                           May 15, 2007
----------------------
Andrea C. Hall, Ph.D.

*                          Director                           May 15, 2007
----------------------
D. D. (Del) Hock

*                          Chairman of the Board              May 15, 2007
----------------------     and Director
Donald H. Pratt

*                          Director                           May 15, 2007
----------------------
Gale E. Sayers

*                          Director                           May 15, 2007
----------------------
M. Jeannine Strandjord

*                          Director                           May 15, 2007
----------------------
Timothy S. Webster

*By: /s/ Ryan L. Blaine
     ---------------------------------------------
     Ryan L. Blaine
     Attorney-in-Fact (pursuant to a Power of
     Attorney dated March 7, 2007)

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(35)     Articles   Supplementary   of   American   Century   Capital
                    Portfolios, Inc., dated April 9, 2007.

EXHIBIT (d)(5)      Amendment to Subadvisory  Agreement by and between  American
                    Century   Capital   Portfolios,   Inc.,   American   Century
                    Investment  Management,  Inc.  and  J.P.  Morgan  Investment
                    Management, Inc., dated January 1, 2007.